UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-04257

Deutsche DWS Variable Series I

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	6/30/2023

ITEM 1.	REPORT TO STOCKHOLDERS

(a)

June 30, 2023
Semiannual Report
Deutsche DWS Variable Series I
DWS Capital Growth VIP

Contents
3	Performance Summary
4	Portfolio Summary
4	Portfolio Manager
5	Investment Portfolio
8	Statement of Assets and Liabilities
8	Statement of Operations
9	Statements of Changes in Net Assets
10	Financial Highlights
12	Notes to Financial Statements
17	Other Information
18	Information About Your Fund's Expenses
19	Liquidity Risk Management
19	Proxy Voting
20	Advisory Agreement Board Considerations and Fee Evaluation
This report must be preceded or accompanied by a prospectus. To obtain an additional prospectus or summary prospectus, if available, call (800) 728-3337 or your financial representative. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.
Stocks may decline in value. The Fund may lend securities to approved institutions. Please read the prospectus for details.
War, terrorism, sanctions, economic uncertainty, trade disputes, public health crises, natural disasters, climate change and related geopolitical events have led and, in the future, may lead to significant disruptions in U.S. and world economies and markets, which may lead to increased market volatility and may have significant adverse effects on the Fund and its investments.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.
DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148
NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE
NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2 |	Deutsche DWS Variable Series I — DWS Capital Growth VIP

Performance SummaryJune 30, 2023 (Unaudited)
Fund performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please contact your participating insurance company for the Fund’s most recent month-end performance. Performance does not reflect charges and fees (“contract charges”) associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option. These charges and fees will reduce returns. While all share classes have the same underlying portfolio, their performance will differ.
The gross expense ratios of the Fund, as stated in the fee table of each prospectus dated May 1, 2023 are 0.49% and 0.76% for Class A and Class B shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.
Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.
Growth of an Assumed $10,000 Investment

Yearly periods ended June 30
Russell 1000® Growth Index is an unmanaged index that consists of those stocks in the Russell 1000® Index that have higher price-to-book ratios and higher forecasted growth values. Russell 1000® Index is an unmanaged price-only index of the 1,000 largest capitalized companies that are domiciled in the U.S. and whose common stocks are traded.
Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Comparative Results
DWS Capital Growth VIP		6-Month‡	1-Year	3-Year	5-Year	10-Year
Class A	Growth of $10,000	$12,623	$12,347	$13,177	$18,700	$39,711
	Average annual total return	26.23%	23.47%	9.63%	13.34%	14.79%
Russell 1000® Growth Index	Growth of $10,000	$12,902	$12,711	$14,712	$20,234	$43,154
	Average annual total return	29.02%	27.11%	13.73%	15.14%	15.74%
DWS Capital Growth VIP		6-Month‡	1-Year	3-Year	5-Year	10-Year
Class B	Growth of $10,000	$12,604	$12,318	$13,072	$18,459	$38,660
	Average annual total return	26.04%	23.18%	9.34%	13.04%	14.48%
Russell 1000® Growth Index	Growth of $10,000	$12,902	$12,711	$14,712	$20,234	$43,154
	Average annual total return	29.02%	27.11%	13.73%	15.14%	15.74%
The growth of $10,000 is cumulative.

‡	Total returns shown for periods less than one year are not annualized.

Deutsche DWS Variable Series I — DWS Capital Growth VIP	| 3

Portfolio Summary(Unaudited)
Asset Allocation (As a % of Investment Portfolio)	6/30/23	12/31/22
Common Stocks	99%	95%
Cash Equivalents	1%	5%
	100%	100%

Sector Diversification (As a % of Investment Portfolio excluding Cash Equivalents)	6/30/23	12/31/22
Information Technology	42%	43%
Health Care	15%	17%
Communication Services	12%	10%
Financials	10%	6%
Consumer Discretionary	9%	11%
Industrials	7%	7%
Consumer Staples	3%	3%
Real Estate	1%	2%
Materials	1%	1%
	100%	100%
Portfolio holdings and characteristics are subject to change.
For more complete details about the Fund’s investment portfolio, see page 5.
Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is posted on dws.com and is available free of charge by contacting your financial intermediary or, if you are a direct investor, by calling (800) 728-3337. In addition, the portfolio holdings listing is filed with the SEC on the Fund’s Form N-PORT and will be available on the SEC’s Web site at sec.gov. Additional portfolio holdings for the Fund are also posted on dws.com from time to time. Please see the Fund’s current prospectus for more information.

Portfolio Manager
Sebastian P. Werner, PhD, Head of Investment Strategy Equity

4 |	Deutsche DWS Variable Series I — DWS Capital Growth VIP

Investment Portfolioas of June 30, 2023 (Unaudited)

	Shares	Value ($)
Common Stocks 98.6%
Communication Services 11.8%
Entertainment 3.5%
Activision Blizzard, Inc.*	57,088	4,812,518
Live Nation Entertainment, Inc.*	70,916	6,461,157
Netflix, Inc.*	22,528	9,923,359
ROBLOX Corp. "A"*	113,947	4,592,064
Spotify Technology SA*	38,600	6,197,230
		31,986,328
Interactive Media & Services 7.4%
Alphabet, Inc. "A"*	180,743	21,634,937
Alphabet, Inc. "C"*	165,882	20,066,746
Match Group, Inc.*	158,813	6,646,324
Meta Platforms, Inc. "A"*	71,049	20,389,642
		68,737,649
Wireless Telecommunication Services 0.9%
T-Mobile U.S., Inc.*	60,371	8,385,532
Consumer Discretionary 8.5%
Broadline Retail 4.1%
Amazon.com, Inc.*	293,872	38,309,154
Hotels, Restaurants & Leisure 1.3%
McDonald's Corp.	22,095	6,593,369
Planet Fitness, Inc. "A"*	75,483	5,090,574
		11,683,943
Specialty Retail 1.7%
Burlington Stores, Inc.*	22,394	3,524,592
Home Depot, Inc.	38,388	11,924,848
		15,449,440
Textiles, Apparel & Luxury Goods 1.4%
Lululemon Athletica, Inc.*	24,528	9,283,848
NIKE, Inc. "B"	34,941	3,856,438
		13,140,286
Consumer Staples 3.2%
Beverages 0.8%
Constellation Brands, Inc. "A"	31,278	7,698,454
Consumer Staples Distribution & Retail 1.5%
Costco Wholesale Corp.	25,598	13,781,451
Personal Care Products 0.9%
Estee Lauder Companies, Inc. "A"	28,033	5,505,121
Kenvue, Inc.*	95,863	2,532,700
		8,037,821
Financials 10.1%
Capital Markets 1.4%
Intercontinental Exchange, Inc.	110,478	12,492,852
	Shares	Value ($)
Consumer Finance 0.5%
American Express Co.	26,998	4,703,052
Financial Services 5.0%
Global Payments, Inc.	25,615	2,523,590
Mastercard, Inc. "A"	59,233	23,296,339
Visa, Inc. "A"	86,875	20,631,075
		46,451,004
Insurance 3.2%
Progressive Corp.	225,201	29,809,856
Health Care 14.6%
Biotechnology 0.6%
Exact Sciences Corp.*	62,541	5,872,600
Health Care Equipment & Supplies 6.2%
Becton, Dickinson & Co.	34,966	9,231,374
Boston Scientific Corp.*	82,967	4,487,685
DexCom, Inc.*	139,121	17,878,440
Hologic, Inc.*	112,362	9,097,951
Intuitive Surgical, Inc.*	23,981	8,200,063
Stryker Corp.	15,186	4,633,097
The Cooper Companies, Inc.	9,659	3,703,550
		57,232,160
Health Care Providers & Services 2.1%
agilon health, Inc.*	291,875	5,061,113
UnitedHealth Group, Inc.	29,507	14,182,244
		19,243,357
Life Sciences Tools & Services 4.3%
Danaher Corp.	50,594	12,142,560
Thermo Fisher Scientific, Inc.	53,502	27,914,668
		40,057,228
Pharmaceuticals 1.4%
Zoetis, Inc.	72,294	12,449,750
Industrials 6.7%
Aerospace & Defense 0.5%
TransDigm Group, Inc.	5,476	4,896,475
Building Products 0.5%
Trex Co., Inc.*	75,243	4,932,931
Electrical Equipment 2.0%
AMETEK, Inc.	79,993	12,949,267
Generac Holdings, Inc.*	34,445	5,136,783
		18,086,050
Ground Transportation 0.9%
Uber Technologies, Inc.*	186,642	8,057,335
Machinery 0.6%
Deere & Co.	12,702	5,146,723
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series I — DWS Capital Growth VIP	| 5

	Shares	Value ($)
Professional Services 2.2%
TransUnion	100,237	7,851,564
Verisk Analytics, Inc.	56,069	12,673,276
		20,524,840
Information Technology 41.6%
IT Services 0.3%
Cloudflare, Inc. "A"*	42,136	2,754,431
Semiconductors & Semiconductor Equipment 7.9%
Advanced Micro Devices, Inc.*	55,528	6,325,194
Analog Devices, Inc.	47,769	9,305,879
Applied Materials, Inc.	63,069	9,115,993
MKS Instruments, Inc.	34,608	3,741,125
NVIDIA Corp.	105,739	44,729,712
		73,217,903
Software 22.1%
Adobe, Inc.*	26,587	13,000,777
Aspen Technology, Inc.*	22,144	3,711,556
Atlassian Corp. "A"*	16,655	2,794,876
Box, Inc. "A"*	215,103	6,319,726
Dynatrace, Inc.*	105,220	5,415,673
Five9, Inc.*	43,819	3,612,876
Guidewire Software, Inc.*	32,027	2,436,614
Intuit, Inc.	24,183	11,080,409
Microsoft Corp.	289,310	98,521,627
Roper Technologies, Inc.	16,766	8,061,093
Salesforce, Inc.*	38,560	8,146,186
ServiceNow, Inc.*	26,426	14,850,619
Synopsys, Inc.*	43,710	19,031,771
Teradata Corp.*	52,905	2,825,656
Workiva, Inc.*	43,166	4,388,256
		204,197,715
	Shares	Value ($)
Technology Hardware, Storage & Peripherals 11.3%
Apple, Inc.	541,030	104,943,589
Materials 0.7%
Construction Materials
Vulcan Materials Co.	30,094	6,784,391
Real Estate 1.4%
Industrial REITs 0.8%
Prologis, Inc.	60,529	7,422,671
Specialized REITs 0.6%
Equinix, Inc.	6,757	5,297,083
Total Common Stocks (Cost $348,814,124)		911,784,054
Cash Equivalents 1.5%
DWS Central Cash Management Government Fund, 5.13% (a) (Cost $13,386,460)	13,386,460	13,386,460

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $362,200,584)	100.1	925,170,514
Other Assets and Liabilities, Net	(0.1)	(701,983)
Net Assets	100.0	924,468,531
A summary of the Fund’s transactions with affiliated investments during the period ended June 30, 2023 are as follows:
Value ($) at 12/31/2022	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 6/30/2023	Value ($) at 6/30/2023
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 5.03% (a) (b)
—	0 (c)	—	—	—	674	—	—	—
Cash Equivalents 1.5%
DWS Central Cash Management Government Fund, 5.13% (a)
38,196,795	63,032,694	87,843,029	—	—	671,581	—	13,386,460	13,386,460
38,196,795	63,032,694	87,843,029	—	—	672,255	—	13,386,460	13,386,460

*	Non-income producing security.
(a)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(b)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(c)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended June 30, 2023.

REIT: Real Estate Investment Trust
The accompanying notes are an integral part of the financial statements.

6 |	Deutsche DWS Variable Series I — DWS Capital Growth VIP

Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2023 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$911,784,054	$—	$—	$911,784,054
Short-Term Investments	13,386,460	—	—	13,386,460
Total	$925,170,514	$—	$—	$925,170,514

(a)	See Investment Portfolio for additional detailed categorizations.
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series I — DWS Capital Growth VIP	| 7

Statement of Assets and Liabilities
Statement of Operations

as of June 30, 2023 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $348,814,124)	$911,784,054
Investment in DWS Central Cash Management Government Fund (cost $13,386,460)	13,386,460
Receivable for Fund shares sold	76,023
Dividends receivable	71,789
Interest receivable	84,234
Other assets	8,240
Total assets	925,410,800
Liabilities
Payable for Fund shares redeemed	501,429
Accrued management fee	275,486
Accrued Trustees' fees	13,688
Other accrued expenses and payables	151,666
Total liabilities	942,269
Net assets, at value	$924,468,531
Net Assets Consist of
Distributable earnings (loss)	606,219,380
Paid-in capital	318,249,151
Net assets, at value	$924,468,531
Net Asset Value
Class A
Net Asset Value, offering and redemption price per share ($920,207,861 ÷ 26,696,038 outstanding shares of beneficial interest, $0.01 par value, unlimited number of shares authorized)	$34.47
Class B
Net Asset Value, offering and redemption price per share ($4,260,670 ÷ 124,653 outstanding shares of beneficial interest, $0.01 par value, unlimited number of shares authorized)	$34.18
for the six months ended June 30, 2023 (Unaudited)

Investment Income
Income:
Dividends	$2,296,513
Income distributions — DWS Central Cash Management Government Fund	671,581
Securities lending income, net of borrower rebates	674
Total income	2,968,768
Expenses:
Management fee	1,547,275
Administration fee	402,957
Services to shareholders	1,234
Record keeping fee (Class B)	151
Distribution service fee (Class B)	5,400
Custodian fee	5,342
Professional fees	44,686
Reports to shareholders	18,766
Trustees' fees and expenses	19,864
Other	21,936
Total expenses	2,067,611
Net investment income	901,157
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	43,132,588
Change in net unrealized appreciation (depreciation) on investments	151,734,079
Net gain (loss)	194,866,667
Net increase (decrease) in net assets resulting from operations	$195,767,824
The accompanying notes are an integral part of the financial statements.

8 |	Deutsche DWS Variable Series I — DWS Capital Growth VIP

Statements of Changes in Net Assets

	Six Months Ended June 30, 2023	Year Ended December 31,
Increase (Decrease) in Net Assets	(Unaudited)	2022
Operations:
Net investment income	$901,157	$684,448
Net realized gain (loss)	43,132,588	35,845,447
Change in net unrealized appreciation (depreciation)	151,734,079	(405,736,033)
Net increase (decrease) in net assets resulting from operations	195,767,824	(369,206,138)
Distributions to shareholders:
Class A	(36,467,005)	(149,876,386)
Class B	(190,751)	(792,393)
Total distributions	(36,657,756)	(150,668,779)
Fund share transactions:
Class A
Proceeds from shares sold	17,404,611	29,158,356
Reinvestment of distributions	36,467,005	149,876,386
Payments for shares redeemed	(61,383,604)	(117,318,126)
Net increase (decrease) in net assets from Class A share transactions	(7,511,988)	61,716,616
Class B
Proceeds from shares sold	214,154	1,088,278
Reinvestment of distributions	190,751	792,393
Payments for shares redeemed	(1,003,107)	(1,533,338)
Net increase (decrease) in net assets from Class B share transactions	(598,202)	347,333
Increase (decrease) in net assets	150,999,878	(457,810,968)
Net assets at beginning of period	773,468,653	1,231,279,621
Net assets at end of period	$924,468,531	$773,468,653

Other Information
Class A
Shares outstanding at beginning of period	26,918,649	24,941,174
Shares sold	547,142	822,902
Shares issued to shareholders in reinvestment of distributions	1,199,178	4,608,745
Shares redeemed	(1,968,931)	(3,454,172)
Net increase (decrease) in Class A shares	(222,611)	1,977,475
Shares outstanding at end of period	26,696,038	26,918,649
Class B
Shares outstanding at beginning of period	142,697	132,015
Shares sold	6,839	32,085
Shares issued to shareholders in reinvestment of distributions	6,323	24,509
Shares redeemed	(31,206)	(45,912)
Net increase (decrease) in Class B shares	(18,044)	10,682
Shares outstanding at end of period	124,653	142,697
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series I — DWS Capital Growth VIP	| 9

Financial Highlights
DWS Capital Growth VIP — Class A
	Six Months Ended 6/30/23	Years Ended December 31,
	(Unaudited)	2022	2021	2020	2019	2018
Selected Per Share Data
Net asset value, beginning of period	$28.58	$49.11	$42.36	$33.24	$27.27	$30.86
Income (loss) from investment operations:
Net investment income[a]	.03	.03	.03	.09	.17	.14
Net realized and unrealized gain (loss)	7.28	(14.38)	9.29	11.69	9.53	(.53 )
Total from investment operations	7.31	(14.35)	9.32	11.78	9.70	(.39 )
Less distributions from:
Net investment income	(.03 )	(.03 )	(.10 )	(.18 )	(.14 )	(.23 )
Net realized gains	(1.39)	(6.15)	(2.47)	(2.48)	(3.59)	(2.97)
Total distributions	(1.42)	(6.18)	(2.57)	(2.66)	(3.73)	(3.20)
Net asset value, end of period	$34.47	$28.58	$49.11	$42.36	$33.24	$27.27
Total Return (%)	26.23 *	(30.74)	22.78	39.04	37.14	(1.60)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	920	769	1,225	1,127	862	725
Ratio of expenses (%)[b]	.50 **	.49	.48	.49	.50	.50
Ratio of net investment income (%)	.22 **	.08	.08	.25	.55	.46
Portfolio turnover rate (%)	10 *	7	12	13	11	26

[a]	Based on average shares outstanding during the period.
[b]
Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

*	Not annualized
**	Annualized

The accompanying notes are an integral part of the financial statements.

10 |	Deutsche DWS Variable Series I — DWS Capital Growth VIP

DWS Capital Growth VIP — Class B
	Six Months Ended 6/30/23	Years Ended December 31,
	(Unaudited)	2022	2021	2020	2019	2018
Selected Per Share Data
Net asset value, beginning of period	$28.37	$48.87	$42.18	$33.10	$27.16	$30.75
Income (loss) from investment operations:
Net investment income (loss)[a]	(.01 )	(.06 )	(.08 )	(.00 )*	.09	.07
Net realized and unrealized gain (loss)	7.21	(14.29)	9.24	11.66	9.49	(.54 )
Total from investment operations	7.20	(14.35)	9.16	11.66	9.58	(.47 )
Less distributions from:
Net investment income	—	—	—	(.10 )	(.05 )	(.15 )
Net realized gains	(1.39)	(6.15)	(2.47)	(2.48)	(3.59)	(2.97)
Total distributions	(1.39)	(6.15)	(2.47)	(2.58)	(3.64)	(3.12)
Net asset value, end of period	$34.18	$28.37	$48.87	$42.18	$33.10	$27.16
Total Return (%)	26.04 **	(30.91)	22.46	38.70	36.79	(1.87)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	4	4	6	6	4	3
Ratio of expenses (%)[b]	.76 ***	.76	.75	.75	.76	.76
Ratio of net investment income (loss) (%)	(.04 )***	(.19 )	(.19 )	(.01 )	.29	.21
Portfolio turnover rate (%)	10 **	7	12	13	11	26

[a]	Based on average shares outstanding during the period.
[b]
Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

*	Amount is less than $.005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series I — DWS Capital Growth VIP	| 11

Notes to Financial Statements (Unaudited)
A.
Organization and Significant Accounting Policies
Deutsche DWS Variable Series I (the “Trust“) is registered under the Investment Company Act of 1940, as amended (the “1940 Act“), as an open-end management investment company organized as a Massachusetts business trust. The Trust consists of four diversified funds: DWS Capital Growth VIP, DWS Core Equity VIP, DWS CROCI® International VIP and DWS Global Small Cap VIP (individually or collectively hereinafter referred to as a “Fund“ or the “Funds“). These financial statements report on DWS Capital Growth VIP. The Trust is intended to be the underlying investment vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies (“Participating Insurance Companies“).
Multiple Classes of Shares of Beneficial Interest. The Fund offers two classes of shares (Class A shares and Class B shares). Class B shares are subject to Rule 12b-1 distribution fees under the 1940 Act and recordkeeping fees equal to an annual rate of up to 0.25% and of up to 0.15%, respectively, of the average daily net assets of the Class B shares of the Fund. Class A shares are not subject to such fees.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class (including the applicable 12b-1 distribution fees and recordkeeping fees). Differences in class-level expenses may result in payment of different per share dividends by class. All shares have equal rights with respect to voting subject to class-specific arrangements.
The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.
The Fund’s Board has designated DWS Investment Management Americas, Inc. (the “Advisor”) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Advisor's Pricing Committee (the “Pricing Committee”) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1.
Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or

12 |	Deutsche DWS Variable Series I — DWS Capital Growth VIP

issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.
Securities Lending. Prior to March 27, 2023, Deutsche Bank AG served as securities lending agent for the Fund. Effective March 27, 2023, National Financial Services LLC (Fidelity Agency Lending), as securities lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the securities lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. As of period end, any securities on loan were collateralized by cash. During the six months ended  June 30, 2023, the Fund invested the cash collateral into a joint trading account in affiliated money market funds, including DWS Government & Agency Securities Portfolio, managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.07% annualized effective rate as of June 30, 2023) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a securities lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.
As of June 30, 2023, the Fund had no securities on loan.
Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.
Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.
Federal Income Taxes. The Fund is treated as a separate taxpayer as provided for in the Internal Revenue Code of 1986, as amended (the “Code”). It is the Fund's policy to comply with the requirements of the Code, which are applicable to regulated investment companies, and to distribute all of its taxable income to the separate accounts of the Participating Insurance Companies which hold its shares.
At June 30, 2023, the aggregate cost of investments for federal income tax purposes was $362,753,592. The net unrealized appreciation for all investments based on tax cost was $562,416,922. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $580,642,388 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $18,225,466.

Deutsche DWS Variable Series I — DWS Capital Growth VIP	| 13

The Fund has reviewed the tax positions for the open tax years as of December 31, 2022 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.
Distribution of Income and Gains. Distributions from net investment income of the Fund, if any, are declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.
The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to the realized tax character on distributions from certain securities and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.
The tax character of current year distributions will be determined at the end of the current fiscal year.
Expenses.  Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Real Estate Investment Trusts. The Fund at its fiscal year end recharacterizes distributions received from a Real Estate Investment Trust (“REIT”) investment based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available timely from a REIT, the recharacterization will be estimated for financial reporting purposes and a recharacterization will be made to the accounting records in the following year when such information becomes available. Distributions received from REITs in excess of income are recorded as either a reduction of cost of investments or realized gains.
Other.  Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.
B.
Purchases and Sales of Securities
During the six months ended June 30, 2023, purchases and sales of investment securities (excluding short-term investments) aggregated $80,225,279 and $99,242,629, respectively.
C.
Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

14 |	Deutsche DWS Variable Series I — DWS Capital Growth VIP

Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the average daily net assets of the Fund, computed and accrued daily and payable monthly, at the following annual rates:
First $250 million of the Fund's average daily net assets	.390%
Next $750 million of such net assets	.365%
Over $1 billion of such net assets	.340%
Accordingly, for the six months ended June 30, 2023, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.372% of the Fund’s average daily net assets.
For the period from January 1, 2023 through September 30, 2023, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) of each class as follows:
Class A	.73%
Class B	.99%
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee”) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2023, the Administration Fee was $402,957, of which $71,846 is unpaid.
Service Provider Fees. DWS Service Company (“DSC”), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and SS&C GIDS, Inc. (“SS&C”) (name changed from DST Systems, Inc. effective January 1, 2023), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to SS&C. DSC compensates SS&C out of the shareholder servicing fee it receives from the Fund. For the six months ended June 30, 2023, the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at June 30, 2023
Class A	$603	$198
Class B	118	31
	$721	$229
Distribution Service Agreement. DWS Distributors, Inc. (“DDI“), also an affiliate of the Advisor, is the Trust’s Distributor. In accordance with the Master Distribution Plan, DDI receives 12b-1 fees of up to 0.25% of the average daily net assets of Class B shares. Pursuant to the Master Distribution Plan, DDI remits these fees to the Participating Insurance Companies for various costs incurred or paid by these companies in connection with marketing and distribution of Class B shares. For the six months ended June 30, 2023, the Distribution Service Fee aggregated $5,400, of which $903 is unpaid.
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the six months ended June 30, 2023, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders” aggregated $484, of which $33 is unpaid.
Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund and DWS ESG Liquidity Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Central Cash Management Government Fund seeks to maintain a stable net asset value, and DWS ESG Liquidity Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee. To the

Deutsche DWS Variable Series I — DWS Capital Growth VIP	| 15

extent that DWS ESG Liquidity Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund’s assets invested in DWS ESG Liquidity Fund.
D.
Ownership of the Fund
At June 30, 2023, two participating insurance companies were owners of record of 10% or more of the total outstanding Class A shares of the Fund, each owning 63% and 21%, respectively. Three participating insurance companies were owners of record of 10% or more of the total outstanding Class B shares of the Fund, each owning 43%, 29% and 12%, respectively.
E.
Line of Credit
The Fund and other affiliated funds (the “Participants”) share in a $375 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at June 30, 2023.

16 |	Deutsche DWS Variable Series I — DWS Capital Growth VIP

Other Information (Unaudited)
Regulatory Update — Tailored Shareholder Report
Effective January 24, 2023, the SEC amended the rules for mutual fund and exchange-traded fund (“ETF”) annual and semi-annual shareholder reports. The amended rules apply to mutual funds and ETFs that are registered on Form N-1A (i.e., open-end funds) and implement a new streamlined disclosure framework requiring “concise and visually engaging” shareholder reports highlighting key information, including a simplified expense presentation, performance information, portfolio holdings and certain fund statistics. The amended rules seek to simplify shareholder reporting by consolidating investor friendly data in one report and moving other data to Form N-CSR, creating a layered disclosure framework. Certain information from the Fund’s current shareholder reports, including the Fund’s investment portfolio, financial statements and financial highlights, will move to Form N-CSR. This information must be available online, delivered free of charge upon request and filed on a semiannual basis on Form N-CSR. Notably, the amended rules will require mutual funds and ETFs to prepare separate individual shareholder reports for each fund share class. The amendments also include a revised definition of “appropriate broad-based securities market index” that will affect performance presentations in the new streamlined reports and mutual fund and ETF prospectuses. The amended rules and related form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of the amended rules and form amendments on the content of the Fund’s current shareholder reports.

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Information About Your Fund’s Expenses (Unaudited)
As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include contract charges, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2023 to June 30, 2023).
The tables illustrate your Fund’s expenses in two ways:
—
Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.
—
Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.
Expenses and Value of a $1,000 Investment for the six months ended June 30, 2023

Actual Fund Return	Class A	Class B
Beginning Account Value 1/1/23	$1,000.00	$1,000.00
Ending Account Value 6/30/23	$1,262.30	$1,260.40
Expenses Paid per $1,000*	$2.80	$4.26
Hypothetical 5% Fund Return	Class A	Class B
Beginning Account Value 1/1/23	$1,000.00	$1,000.00
Ending Account Value 6/30/23	$1,022.32	$1,021.03
Expenses Paid per $1,000*	$2.51	$3.81

*
Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios	Class A	Class B
Deutsche DWS Variable Series I — DWS Capital Growth VIP	.50%	.76%
For more information, please refer to the Fund’s prospectus.
These tables do not reflect charges and fees (“contract charges”) associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.
For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to the current and hypothetical expense calculators for Variable Insurance Products which can be found at dws.com/calculators.

18 |	Deutsche DWS Variable Series I — DWS Capital Growth VIP

Liquidity Risk Management
In accordance with Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act of 1940 (the “1940 Act”), your Fund has adopted a liquidity risk management program (the “Program”), and the Board has designated DWS Investment Management Americas, Inc. (“DIMA”) as Program administrator. The Program is designed to assess and manage your Fund’s liquidity risk (the risk that the Fund would be unable to meet requests to redeem shares of the Fund without significant dilution of remaining investors’ interests in the Fund). DIMA has designated a committee (the “Committee”) composed of personnel from multiple departments within DIMA and its affiliates that is responsible for the implementation and ongoing administration of the Program, which includes assessing the Fund’s liquidity risk under both normal and reasonably foreseeable stressed conditions. Under the Program, every investment held by the Fund is classified on a daily basis into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated timeframes in current market conditions without significantly changing the investment’s market value.
In February 2023, as required by the Program and the Liquidity Rule, DIMA provided the Board with an annual written report (the “Report”) addressing the operation of the Program and assessing the adequacy and effectiveness of its implementation during the period from December 1, 2021 through November 30, 2022 (the “Reporting Period”). During the Reporting Period, your Fund was predominately invested in highly liquid investments (investments that the Fund anticipates can be converted to cash within three business days or less in current market conditions without significantly changing their market value). As a result, your Fund is not required to adopt, and has not adopted, a “Highly Liquid Investment Minimum” as defined in the Liquidity Rule. During the Reporting Period, the Fund did not approach the 15% limit imposed by the Liquidity Rule on holdings in illiquid investments (investments that cannot be sold or disposed of in seven days or less in current market conditions without the sale of the investment significantly changing the market value of the investment). Your Fund did not experience any issues meeting investor redemptions at any time during the Reporting Period. In the Report, DIMA stated that it believes the Program has operated adequately and effectively to manage the Fund’s liquidity risk during the Reporting Period. DIMA also reported that there were no material changes made to the Program during the Reporting Period.
Proxy Voting
The Trust’s policies and procedures for voting proxies for portfolio securities and information about how the Trust voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Trust’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Deutsche DWS Variable Series I — DWS Capital Growth VIP	| 19

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of DWS Capital Growth VIP's (the “Fund”) investment management agreement (the “Agreement”) with DWS Investment Management Americas, Inc. (“DIMA”) in September 2022.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—
During the entire process, all of the Fund's Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant”).
—
The Board also received extensive information throughout the year regarding performance of the Fund.
—
The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund's contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.
—
In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund's Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group”). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. In 2018, approximately 20% of DWS Group’s shares were sold in an initial public offering, with Deutsche Bank AG owning the remaining shares.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar”), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2021, the Fund’s performance (Class A shares) was in the 2nd quartile, 2nd quartile and 3rd quartile, respectively, of the applicable Morningstar universe (the 1st quartile

20 |	Deutsche DWS Variable Series I — DWS Capital Growth VIP

being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has underperformed its benchmark in the one-, three- and five-year periods ended December 31, 2021.
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2021). The Board noted that the Fund’s Class A shares total (net) operating expenses were expected to be lower than the median (1st quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2021, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses”). The Board also reviewed data comparing each other operational share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds”) and considered differences between the Fund and the comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and acc ounts) and funds offered primarily to European investors (“DWS Europe Funds”) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out” benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance.  The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers and (ii) the

Deutsche DWS Variable Series I — DWS Capital Growth VIP	| 21
substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

22 |	Deutsche DWS Variable Series I — DWS Capital Growth VIP

Notes

VS1capgro-3  (R-028374-12 8/23)

June 30, 2023
Semiannual Report
Deutsche DWS Variable Series I
DWS CROCI® International VIP

Contents
3	Performance Summary
4	Portfolio Summary
4	Portfolio Management Team
5	Investment Portfolio
8	Statement of Assets and Liabilities
8	Statement of Operations
9	Statements of Changes in Net Assets
10	Financial Highlights
12	Notes to Financial Statements
17	Other Information
18	Information About Your Fund's Expenses
19	Liquidity Risk Management
19	Proxy Voting
20	Advisory Agreement Board Considerations and Fee Evaluation
This report must be preceded or accompanied by a prospectus. To obtain an additional prospectus or summary prospectus, if available, call (800) 728-3337 or your financial representative. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.
Investing in foreign securities, presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Stocks may decline in value. The Fund will be managed on the premise that stocks with lower CROCI® Economic P/E Ratios may outperform stocks with higher CROCI® Economic P/E Ratios over time. This premise may not always be correct and prospective investors should evaluate this assumption prior to investing in the Fund. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.
War, terrorism, sanctions, economic uncertainty, trade disputes, public health crises, natural disasters, climate change and related geopolitical events have led and, in the future, may lead to significant disruptions in U.S. and world economies and markets, which may lead to increased market volatility and may have significant adverse effects on the Fund and its investments.
On January 31, 2020, the United Kingdom officially withdrew from the European Union (EU) pursuant to a withdrawal agreement, providing for a transition period in which the United Kingdom negotiated and finalized a trade deal with the EU, the EU-UK Trade and Cooperation Agreement, provisionally applied effective January 1, 2021. As a result, as of January 1, 2021 the United Kingdom is no longer part of the EU customs union and single market, nor is it subject to EU policies and international agreements. The long-term impact of the United Kingdom’s withdrawal from the EU is still unknown and could have adverse economic and political effects on the United Kingdom, the EU and its member countries, and the global economy, including financial markets and asset valuations.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.
DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148
NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE
NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2 |	Deutsche DWS Variable Series I — DWS CROCI® International VIP

Performance SummaryJune 30, 2023 (Unaudited)
Fund performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please contact your participating insurance company for the Fund’s most recent month-end performance. Performance does not reflect charges and fees (“contract charges”) associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option. These charges and fees will reduce returns. While all share classes have the same underlying portfolio, their performance will differ.
The gross expense ratios of the Fund, as stated in the fee table of each prospectus dated May 1, 2023 are 0.95% and 1.24% for Class A and Class B shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.
Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.
Growth of an Assumed $10,000 Investment

Yearly periods ended June 30

MSCI EAFE® Value Index captures large and mid-capitalization securities exhibiting overall value style characteristics across developed markets countries around the world, excluding the U.S. and Canada. The value investment style characteristics for index construction are defined using three variables: book value to price, 12-month forward earnings to price and dividend yield.
Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Comparative Results
DWS CROCI® International VIP		6-Month‡	1-Year	3-Year	5-Year	10-Year
Class A	Growth of $10,000	$11,003	$11,649	$12,185	$11,569	$13,370
	Average annual total return	10.03%	16.49%	6.81%	2.96%	2.95%
MSCI EAFE Value Index	Growth of $10,000	$10,928	$11,740	$13,801	$11,555	$15,011
	Average annual total return	9.28%	17.40%	11.34%	2.93%	4.15%
DWS CROCI® International VIP		6-Month‡	1-Year	3-Year	5-Year	10-Year
Class B	Growth of $10,000	$10,985	$11,611	$12,081	$11,416	$13,023
	Average annual total return	9.85%	16.11%	6.50%	2.68%	2.68%
MSCI EAFE Value Index	Growth of $10,000	$10,928	$11,740	$13,801	$11,555	$15,011
	Average annual total return	9.28%	17.40%	11.34%	2.93%	4.15%
The growth of $10,000 is cumulative.

‡	Total returns shown for periods less than one year are not annualized.

Deutsche DWS Variable Series I — DWS CROCI® International VIP	| 3

Portfolio Summary(Unaudited)
Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	6/30/23	12/31/22
Common Stocks	99%	100%
Cash Equivalents	1%	0%
	100%	100%

Sector Diversification (As a % of Investment Portfolio excluding Securities Lending Collateral and Cash Equivalents)	6/30/23	12/31/22
Information Technology	16%	14%
Health Care	15%	17%
Materials	15%	14%
Financials	15%	18%
Consumer Discretionary	11%	10%
Industrials	9%	12%
Energy	7%	6%
Communication Services	6%	4%
Consumer Staples	4%	5%
Utilities	2%	—
	100%	100%

Geographical Diversification (As a % of Investment Portfolio excluding Securities Lending Collateral and Cash Equivalents)	6/30/23	12/31/22
Japan	32%	30%
France	15%	14%
United Kingdom	14%	12%
Switzerland	7%	14%
Germany	6%	5%
Australia	4%	6%
Finland	4%	2%
Netherlands	4%	2%
Denmark	3%	2%
Singapore	3%	1%
Norway	2%	2%
Spain	2%	2%
Ireland	1%	2%
Belgium	—	2%
Other	3%	4%
	100%	100%
Portfolio holdings and characteristics are subject to change.
For more complete details about the Fund’s investment portfolio, see page 5.
Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is posted on dws.com and is available free of charge by contacting your financial intermediary or, if you are a direct investor, by calling (800) 728-3337. In addition, the portfolio holdings listing is filed with the SEC on the Fund’s Form N-PORT and will be available on the SEC’s Web site at sec.gov. Additional portfolio holdings for the Fund are also posted on dws.com from time to time. Please see the Fund’s current prospectus for more information.

Portfolio Management Team
Di Kumble, CFA, Senior Portfolio Manager Equity
John Moody, Portfolio Manager Equity

4 |	Deutsche DWS Variable Series I — DWS CROCI® International VIP

Investment Portfolioas of June 30, 2023 (Unaudited)

	Shares	Value ($)
Common Stocks 98.5%
Australia 4.2%
BHP Group Ltd.	52,069	1,569,759
BlueScope Steel Ltd.	87,970	1,215,368
Santos Ltd.	49,597	251,752
(Cost $2,371,929)		3,036,879
Austria 0.8%
OMV AG (Cost $755,091)	13,336	566,177
Denmark 2.8%
AP Moller - Maersk AS "B"	810	1,421,122
Pandora AS	7,116	635,480
(Cost $2,043,259)		2,056,602
Finland 3.6%
Fortum Oyj	15,915	213,106
Nokia Oyj	572,225	2,396,259
(Cost $2,672,646)		2,609,365
France 15.0%
BNP Paribas SA	35,982	2,270,203
Cie de Saint-Gobain	5,931	360,673
Cie Generale des Etablissements Michelin SCA	11,726	346,229
Credit Agricole SA	124,787	1,481,079
Engie SA	13,855	230,642
Kering SA	2,191	1,206,842
Sanofi	15,961	1,714,166
Societe Generale SA	40,527	1,054,688
Television Francaise 1	166,145	1,140,891
TotalEnergies SE	6,951	400,440
Vivendi SE	70,892	650,046
(Cost $10,262,539)		10,855,899
Germany 6.2%
Bayer AG (Registered)	22,327	1,235,080
Brenntag SE	18,588	1,450,636
Deutsche Post AG (Registered)	15,841	774,162
Infineon Technologies AG	25,268	1,040,661
(Cost $3,682,704)		4,500,539
Hong Kong 0.3%
Yue Yuen Industrial Holdings Ltd. (Cost $215,405)	146,000	191,207
Ireland 1.2%
CRH PLC (Cost $523,547)	15,250	839,671
Israel 0.4%
Teva Pharmaceutical Industries Ltd. (ADR)* (Cost $360,118)	43,941	330,876
Italy 1.3%
Intesa Sanpaolo SpA	160,127	419,737
UniCredit SpA	22,562	524,206
(Cost $585,288)		943,943
	Shares	Value ($)
Japan 31.6%
Advantest Corp.	6,100	817,979
Astellas Pharma, Inc.	29,000	433,578
Chugai Pharmaceutical Co., Ltd.	18,400	523,126
Fujitsu Ltd.	5,500	711,569
ITOCHU Corp.	27,600	1,095,745
Kyocera Corp.	49,300	2,676,496
Mitsubishi UFJ Financial Group, Inc.	107,200	793,830
Nintendo Co., Ltd.	38,700	1,762,493
Nitto Denko Corp.	9,700	718,913
Ono Pharmaceutical Co., Ltd.	135,500	2,452,045
Sekisui House Ltd.	97,400	1,969,656
Shin-Etsu Chemical Co., Ltd.	65,945	2,182,811
Shionogi & Co., Ltd.	23,800	1,005,437
Sony Group Corp.	14,200	1,283,706
Sumitomo Metal Mining Co., Ltd.	11,300	364,872
Sumitomo Mitsui Financial Group, Inc.	33,756	1,443,189
Takeda Pharmaceutical Co., Ltd.	49,600	1,559,923
Tokyo Electron Ltd.	2,000	286,404
Tokyo Gas Co., Ltd.	37,200	811,714
(Cost $21,131,641)		22,893,486
Luxembourg 0.6%
ArcelorMittal SA (Cost $549,003)	17,349	474,368
Netherlands 3.5%
Randstad NV	24,155	1,274,921
Stellantis NV	73,338	1,289,401
(Cost $2,446,035)		2,564,322
Norway 1.8%
Equinor ASA (Cost $1,367,975)	44,565	1,298,572
Singapore 2.7%
DBS Group Holdings Ltd.	10,500	245,367
Oversea-Chinese Banking Corp., Ltd.	38,900	354,233
Venture Corp., Ltd.	123,900	1,352,562
(Cost $2,172,642)		1,952,162
Spain 1.7%
Banco Santander SA (Cost $1,014,313)	334,962	1,240,069
Switzerland 7.2%
Glencore PLC	200,392	1,137,001
Holcim AG	27,234	1,832,547
STMicroelectronics NV	44,650	2,228,090
(Cost $4,523,646)		5,197,638
United Kingdom 13.6%
BP PLC	386,394	2,254,089
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series I — DWS CROCI® International VIP	| 5

	Shares	Value ($)
British American Tobacco PLC	45,545	1,512,971
GSK PLC	97,320	1,723,159
Imperial Brands PLC	57,342	1,268,698
ITV PLC	990,046	861,920
Johnson Matthey PLC	8,000	177,683
Kingfisher PLC	196,646	578,841
Lloyds Banking Group PLC	1,580,989	875,614
Mondi PLC	13,615	207,593
Taylor Wimpey PLC	302,624	394,921
(Cost $10,074,138)		9,855,489
Total Common Stocks (Cost $66,751,919)		71,407,264
Cash Equivalents 0.9%
DWS Central Cash Management Government Fund, 5.13% (a) (Cost $668,092)	668,092	668,092

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $67,420,011)	99.4	72,075,356
Other Assets and Liabilities, Net	0.6	450,379
Net Assets	100.0	72,525,735
A summary of the Fund’s transactions with affiliated investments during the period ended June 30, 2023 are as follows:
Value ($) at 12/31/2022	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 6/30/2023	Value ($) at 6/30/2023
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 5.03% (a) (b)
475,495	—	475,495 (c)	—	—	21,991	—	—	—
Cash Equivalents 0.9%
DWS Central Cash Management Government Fund, 5.13% (a)
156,136	4,341,786	3,829,830	—	—	6,871	—	668,092	668,092
631,631	4,341,786	4,305,325	—	—	28,862	—	668,092	668,092

*	Non-income producing security.
(a)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(b)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(c)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended June 30, 2023.

ADR: American Depositary Receipt
The accompanying notes are an integral part of the financial statements.

6 |	Deutsche DWS Variable Series I — DWS CROCI® International VIP

Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2023 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$3,036,879	$—	$3,036,879
Austria	—	566,177	—	566,177
Denmark	—	2,056,602	—	2,056,602
Finland	—	2,609,365	—	2,609,365
France	—	10,855,899	—	10,855,899
Germany	—	4,500,539	—	4,500,539
Hong Kong	—	191,207	—	191,207
Ireland	—	839,671	—	839,671
Israel	330,876	—	—	330,876
Italy	—	943,943	—	943,943
Japan	—	22,893,486	—	22,893,486
Luxembourg	—	474,368	—	474,368
Netherlands	—	2,564,322	—	2,564,322
Norway	—	1,298,572	—	1,298,572
Singapore	—	1,952,162	—	1,952,162
Spain	—	1,240,069	—	1,240,069
Switzerland	—	5,197,638	—	5,197,638
United Kingdom	—	9,855,489	—	9,855,489
Short-Term Investments	668,092	—	—	668,092
Total	$998,968	$71,076,388	$—	$72,075,356
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series I — DWS CROCI® International VIP	| 7

Statement of Assets and Liabilities
Statement of Operations

as of June 30, 2023 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $66,751,919)	$71,407,264
Investment in DWS Central Cash Management Government Fund (cost $668,092)	668,092
Cash	2
Foreign currency, at value (cost $82,749)	82,776
Receivable for Fund shares sold	7,879
Dividends receivable	52,898
Interest receivable	4,543
Foreign taxes recoverable	438,176
Other assets	667
Total assets	72,662,297
Liabilities
Payable for Fund shares redeemed	27,734
Accrued management fee	28,951
Accrued Trustees' fees	1,042
Other accrued expenses and payables	78,835
Total liabilities	136,562
Net assets, at value	$72,525,735
Net Assets Consist of
Distributable earnings (loss)	(26,120,137)
Paid-in capital	98,645,872
Net assets, at value	$72,525,735
Net Asset Value
Class A
Net Asset Value, offering and redemption price per share ($72,193,542 ÷ 10,453,920 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$6.91
Class B
Net Asset Value, offering and redemption price per share ($332,193 ÷ 47,930 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$6.93
for the six months ended June 30, 2023 (Unaudited)

Investment Income
Income:
Dividends (net of foreign taxes withheld of $281,479)	$2,220,291
Income distributions — DWS Central Cash Management Government Fund	6,871
Securities lending income, net of borrower rebates	21,991
Total income	2,249,153
Expenses:
Management fee	233,541
Administration fee	34,851
Services to shareholders	686
Distribution service fee (Class B)	409
Custodian fee	14,237
Audit fee	28,223
Legal fees	8,238
Tax fees	3,603
Reports to shareholders	16,721
Trustees' fees and expenses	2,384
Other	5,237
Total expenses before expense reductions	348,130
Expense reductions	(38,728)
Total expenses after expense reductions	309,402
Net investment income	1,939,751
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	593,343
Foreign currency	(2,140)
591,203
Change in net unrealized appreciation (depreciation) on:
Investments	4,237,636
Foreign currency	773
4,238,409
Net gain (loss)	4,829,612
Net increase (decrease) in net assets resulting from operations	$6,769,363
The accompanying notes are an integral part of the financial statements.

8 |	Deutsche DWS Variable Series I — DWS CROCI® International VIP

Statements of Changes in Net Assets

	Six Months Ended June 30, 2023	Year Ended December 31,
Increase (Decrease) in Net Assets	(Unaudited)	2022
Operations:
Net investment income	$1,939,751	$2,539,773
Net realized gain (loss)	591,203	(2,190,019)
Change in net unrealized appreciation (depreciation)	4,238,409	(11,233,008)
Net increase (decrease) in net assets resulting from operations	6,769,363	(10,883,254)
Distributions to shareholders:
Class A	(2,364,739)	(2,284,310)
Class B	(9,946)	(9,492)
Total distributions	(2,374,685)	(2,293,802)
Fund share transactions:
Class A
Proceeds from shares sold	1,207,311	2,754,867
Reinvestment of distributions	2,364,739	2,284,310
Payments for shares redeemed	(4,231,855)	(6,442,077)
Net increase (decrease) in net assets from Class A share transactions	(659,805)	(1,402,900)
Class B
Proceeds from shares sold	2,068	7,804
Reinvestment of distributions	9,946	9,492
Payments for shares redeemed	(9,473)	(30,833)
Net increase (decrease) in net assets from Class B share transactions	2,541	(13,537)
Increase (decrease) in net assets	3,737,414	(14,593,493)
Net assets at beginning of period	68,788,321	83,381,814
Net assets at end of period	$72,525,735	$68,788,321

Other Information
Class A
Shares outstanding at beginning of period	10,547,844	10,751,199
Shares sold	174,802	423,197
Shares issued to shareholders in reinvestment of distributions	341,725	345,062
Shares redeemed	(610,451)	(971,614)
Net increase (decrease) in Class A shares	(93,924)	(203,355)
Shares outstanding at end of period	10,453,920	10,547,844
Class B
Shares outstanding at beginning of period	47,557	49,491
Shares sold	299	1,213
Shares issued to shareholders in reinvestment of distributions	1,431	1,430
Shares redeemed	(1,357)	(4,577)
Net increase (decrease) in Class B shares	373	(1,934)
Shares outstanding at end of period	47,930	47,557
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series I — DWS CROCI® International VIP	| 9

Financial Highlights
DWS CROCI® International VIP — Class A
	Six Months Ended 6/30/23	Years Ended December 31,
	(Unaudited)	2022	2021	2020	2019	2018
Selected Per Share Data
Net asset value, beginning of period	$6.49	$7.72	$7.24	$7.35	$6.22	$7.34
Income (loss) from investment operations:
Net investment income[a]	.19	.24	.21	.12	.22	.20
Net realized and unrealized gain (loss)	.46	(1.25)	.46	.00 *	1.11	(1.25)
Total from investment operations	.65	(1.01)	.67	.12	1.33	(1.05)
Less distributions from:
Net investment income	(.23 )	(.22 )	(.19 )	(.23 )	(.20 )	(.07 )
Net asset value, end of period	$6.91	$6.49	$7.72	$7.24	$7.35	$6.22
Total Return (%)[b]	10.03 **	(13.19)	9.24	2.61	21.77	(14.39)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	72	68	83	79	81	72
Ratio of expenses before expense reductions (%)[c]	.97 ***	.95	.93	.99	1.11	1.13
Ratio of expenses after expense reductions (%)[c]	.86 ***	.86	.87	.87	.87	.87
Ratio of net investment income (%)	5.40 ***	3.58	2.76	1.88	3.22	2.78
Portfolio turnover rate (%)	34 **	62	66	67	101	59

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
[c]
Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

*	Amount is less than $.005.
**	Not annualized
***	Annualized

The accompanying notes are an integral part of the financial statements.

10 |	Deutsche DWS Variable Series I — DWS CROCI® International VIP

DWS CROCI® International VIP — Class B
	Six Months Ended 6/30/23	Years Ended December 31,
	(Unaudited)	2022	2021	2020	2019	2018
Selected Per Share Data
Net asset value, beginning of period	$6.50	$7.74	$7.26	$7.36	$6.24	$7.36
Income (loss) from investment operations:
Net investment income[a]	.18	.22	.19	.10	.20	.18
Net realized and unrealized gain (loss)	.46	(1.26)	.46	.01	1.11	(1.24)
Total from investment operations	.64	(1.04)	.65	.11	1.31	(1.06)
Less distributions from:
Net investment income	(.21 )	(.20 )	(.17 )	(.21 )	(.19 )	(.06 )
Net asset value, end of period	$6.93	$6.50	$7.74	$7.26	$7.36	$6.24
Total Return (%)[b]	9.85 *	(13.51)	8.94	2.49	21.24	(14.57)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	.33	.31	.38	.36	.33	.28
Ratio of expenses before expense reductions (%)[c]	1.25 **	1.24	1.21	1.27	1.39	1.41
Ratio of expenses after expense reductions (%)[c]	1.11 **	1.14	1.13	1.12	1.12	1.12
Ratio of net investment income (%)	5.16 **	3.30	2.50	1.62	2.96	2.54
Portfolio turnover rate (%)	34 *	62	66	67	101	59

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
[c]
Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series I — DWS CROCI® International VIP	| 11

Notes to Financial Statements (Unaudited)
A.
Organization and Significant Accounting Policies
Deutsche DWS Variable Series I (the “Trust“) is registered under the Investment Company Act of 1940, as amended (the “1940 Act“), as an open-end management investment company organized as a Massachusetts business trust. The Trust consists of four diversified funds: DWS Capital Growth VIP, DWS Core Equity VIP, DWS CROCI® International VIP and DWS Global Small Cap VIP (individually or collectively hereinafter referred to as a “Fund“ or the “Funds“). These financial statements report on DWS CROCI® International VIP. The Trust is intended to be the underlying investment vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies (“Participating Insurance Companies“).
Multiple Classes of Shares of Beneficial Interest. The Fund offers two classes of shares (Class A shares and Class B shares). Class B shares are subject to Rule 12b-1 distribution fees under the 1940 Act and recordkeeping fees equal to an annual rate of up to 0.25% and of up to 0.15%, respectively, of the average daily net assets of the Class B shares of the Fund. Class A shares are not subject to such fees.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class (including the applicable 12b-1 distribution fees and recordkeeping fees). Differences in class-level expenses may result in payment of different per share dividends by class. All shares have equal rights with respect to voting subject to class-specific arrangements.
The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.
The Fund’s Board has designated DWS Investment Management Americas, Inc. (the “Advisor”) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Advisor's Pricing Committee (the “Pricing Committee”) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1. For certain international equity securities, in order to adjust for events which may occur between the close of the foreign exchanges and the close of the New York Stock Exchange, a fair valuation model may be used. This fair valuation model takes into account comparisons to the valuation of American Depository Receipts (ADRs), exchange-traded funds, futures contracts and certain indices and these securities are categorized as Level 2.
Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the

12 |	Deutsche DWS Variable Series I — DWS CROCI® International VIP

initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.
Securities Lending. Prior to May 1, 2023, Brown Brothers Harriman & Co., served as securities lending agent for the Fund. Effective May 1, 2023, National Financial Services LLC (Fidelity Agency Lending), as securities lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the securities lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the six months ended  June 30, 2023, the Fund invested the cash collateral into a joint trading account in affiliated money market funds, including DWS Government & Agency Securities Portfolio, managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.07% annualized effective rate as of June 30, 2023) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a securities lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.
As of June 30, 2023, the Fund had no securities on loan.
Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.
Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.
Taxes. The Fund is treated as a separate taxpayer as provided for in the Internal Revenue Code of 1986, as amended (the “Code”). It is the Fund's policy to comply with the requirements of the Code, which are applicable to regulated investment companies, and to distribute all of its taxable income to the separate accounts of the Participating Insurance Companies which hold its shares.
Additionally, the Fund may be subject to taxes imposed by the governments of countries in which it invests and are generally based on income and/or capital gains earned or repatriated, a portion of which may be recoverable. Based upon the current interpretation of the tax rules and regulations, estimated tax liabilities and recoveries on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments. Tax liabilities realized as a result of security sales are reflected as a component of net realized gain/loss on investments.

Deutsche DWS Variable Series I — DWS CROCI® International VIP	| 13

At December 31, 2022, the Fund had net tax basis capital loss carryforwards of approximately $32,857,000, including short-term losses ($12,887,000) and long-term losses ($19,970,000), which may be applied against realized net taxable capital gains indefinitely.
At June 30, 2023, the aggregate cost of investments for federal income tax purposes was $67,763,303. The net unrealized appreciation for all investments based on tax cost was $4,312,053. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $7,816,856 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $3,504,803.
The Fund has reviewed the tax positions for the open tax years as of December 31, 2022 and has determined that no provisions for income tax and/or uncertain tax positions is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.
Distribution of Income and Gains. Distributions from net investment income of the Fund, if any, are declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.
The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss, income received from passive foreign investment companies and income related to restructuring of certain securities. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.
The tax character of current year distributions will be determined at the end of the current fiscal year.
Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned among the Funds in the Trust based upon the relative net assets or other appropriate measures.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis net of foreign withholding taxes. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.
B.
Purchases and Sales of Securities
During the six months ended June 30, 2023, purchases and sales of investment securities (excluding short-term investments) aggregated $24,417,848 and $26,182,017, respectively.
C.
Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

14 |	Deutsche DWS Variable Series I — DWS CROCI® International VIP

Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the average daily net assets of the Fund, computed and accrued daily and payable monthly, at the following annual rates:
First $500 million of the Fund’s average daily net assets	.650%
Over $500 million of such net assets	.600%
Accordingly, for the six months ended June 30, 2023, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.65% of the Fund’s average daily net assets.
For the period from January 1, 2023 through April 30, 2024, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) of each class as follows:
Class A	.86%
Class B	1.11%
For the six months ended June 30, 2023, fees waived and/or expenses reimbursed for each class are as follows:
Class A	$38,501
Class B	227
$38,728
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee”) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2023, the Administration Fee was $34,851, of which $5,749 is unpaid.
Service Provider Fees. DWS Service Company (“DSC”), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and SS&C GIDS, Inc. (“SS&C”) (name changed from DST Systems, Inc. effective January 1, 2023), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to SS&C. DSC compensates SS&C out of the shareholder servicing fee it receives from the Fund. For the six months ended June 30, 2023, the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at June 30, 2023
Class A	$422	$134
Class B	53	16
	$475	$150
Distribution Service Agreement. DWS Distributors, Inc. (“DDI“), also an affiliate of the Advisor, is the Trusts’ Distributor. In accordance with the Master Distribution Plan, DDI receives 12b-1 fees of up to 0.25% of the average daily net assets of Class B shares. Pursuant to the Master Distribution Plan, DDI remits these fees to the Participating Insurance Companies for various costs incurred or paid by these companies in connection with marketing and distribution of Class B shares. For the six months ended June 30, 2023, the Distribution Service Fee aggregated $409, of which $68 is unpaid.
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the six months ended June 30, 2023, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders” aggregated $584, of which $33 is unpaid.
Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund and DWS ESG Liquidity Fund, affiliated money market funds which are

Deutsche DWS Variable Series I — DWS CROCI® International VIP	| 15

managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Central Cash Management Government Fund seeks to maintain a stable net asset value, and DWS ESG Liquidity Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee. To the extent that DWS ESG Liquidity Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund’s assets invested in DWS ESG Liquidity Fund.
D.
Ownership of the Fund
At June 30, 2023, three participating insurance companies were owners of record of 10% or more of the total outstanding Class A shares of the Fund, each owning 47%, 13% and 12%, respectively. Two participating insurance companies were owners of record of 10% or more of the total outstanding Class B shares of the Fund, each owning 86% and 10%, respectively.
E.
Line of Credit
The Fund and other affiliated funds (the “Participants”) share in a $375 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at June 30, 2023.

16 |	Deutsche DWS Variable Series I — DWS CROCI® International VIP

Other Information (Unaudited)
Regulatory Update — Tailored Shareholder Report
Effective January 24, 2023, the SEC amended the rules for mutual fund and exchange-traded fund (“ETF”) annual and semi-annual shareholder reports. The amended rules apply to mutual funds and ETFs that are registered on Form N-1A (i.e., open-end funds) and implement a new streamlined disclosure framework requiring “concise and visually engaging” shareholder reports highlighting key information, including a simplified expense presentation, performance information, portfolio holdings and certain fund statistics. The amended rules seek to simplify shareholder reporting by consolidating investor friendly data in one report and moving other data to Form N-CSR, creating a layered disclosure framework. Certain information from the Fund’s current shareholder reports, including the Fund’s investment portfolio, financial statements and financial highlights, will move to Form N-CSR. This information must be available online, delivered free of charge upon request and filed on a semiannual basis on Form N-CSR. Notably, the amended rules will require mutual funds and ETFs to prepare separate individual shareholder reports for each fund share class. The amendments also include a revised definition of “appropriate broad-based securities market index” that will affect performance presentations in the new streamlined reports and mutual fund and ETF prospectuses. The amended rules and related form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of the amended rules and form amendments on the content of the Fund’s current shareholder reports.

Deutsche DWS Variable Series I — DWS CROCI® International VIP	| 17

Information About Your Fund’s Expenses (Unaudited)
As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include contract charges, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2023 to June 30, 2023).
The tables illustrate your Fund’s expenses in two ways:
—
Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.
—
Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.
Expenses and Value of a $1,000 Investment for the six months ended June 30, 2023

Actual Fund Return	Class A	Class B
Beginning Account Value 1/1/23	$1,000.00	$1,000.00
Ending Account Value 6/30/23	$1,100.30	$1,098.50
Expenses Paid per $1,000*	$4.48	$5.78
Hypothetical 5% Fund Return	Class A	Class B
Beginning Account Value 1/1/23	$1,000.00	$1,000.00
Ending Account Value 6/30/23	$1,020.53	$1,019.29
Expenses Paid per $1,000*	$4.31	$5.56

*
Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios	Class A	Class B
Deutsche DWS Variable Series I — DWS CROCI® International VIP	.86%	1.11%
For more information, please refer to the Fund’s prospectus.
These tables do not reflect charges and fees (“contract charges”) associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.
For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to the current and hypothetical expense calculators for Variable Insurance Products which can be found at dws.com/calculators.

18 |	Deutsche DWS Variable Series I — DWS CROCI® International VIP

Liquidity Risk Management
In accordance with Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act of 1940 (the “1940 Act”), your Fund has adopted a liquidity risk management program (the “Program”), and the Board has designated DWS Investment Management Americas, Inc. (“DIMA”) as Program administrator. The Program is designed to assess and manage your Fund’s liquidity risk (the risk that the Fund would be unable to meet requests to redeem shares of the Fund without significant dilution of remaining investors’ interests in the Fund). DIMA has designated a committee (the “Committee”) composed of personnel from multiple departments within DIMA and its affiliates that is responsible for the implementation and ongoing administration of the Program, which includes assessing the Fund’s liquidity risk under both normal and reasonably foreseeable stressed conditions. Under the Program, every investment held by the Fund is classified on a daily basis into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated timeframes in current market conditions without significantly changing the investment’s market value.
In February 2023, as required by the Program and the Liquidity Rule, DIMA provided the Board with an annual written report (the “Report”) addressing the operation of the Program and assessing the adequacy and effectiveness of its implementation during the period from December 1, 2021 through November 30, 2022 (the “Reporting Period”). During the Reporting Period, your Fund was predominately invested in highly liquid investments (investments that the Fund anticipates can be converted to cash within three business days or less in current market conditions without significantly changing their market value). As a result, your Fund is not required to adopt, and has not adopted, a “Highly Liquid Investment Minimum” as defined in the Liquidity Rule. During the Reporting Period, the Fund did not approach the 15% limit imposed by the Liquidity Rule on holdings in illiquid investments (investments that cannot be sold or disposed of in seven days or less in current market conditions without the sale of the investment significantly changing the market value of the investment). Your Fund did not experience any issues meeting investor redemptions at any time during the Reporting Period. In the Report, DIMA stated that it believes the Program has operated adequately and effectively to manage the Fund’s liquidity risk during the Reporting Period. DIMA also reported that there were no material changes made to the Program during the Reporting Period.
Proxy Voting
The Trust’s policies and procedures for voting proxies for portfolio securities and information about how the Trust voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Trust’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Deutsche DWS Variable Series I — DWS CROCI® International VIP	| 19

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of DWS CROCI® International VIP's (the “Fund”) investment management agreement (the “Agreement”) with DWS Investment Management Americas, Inc. (“DIMA”) in September 2022.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—
During the entire process, all of the Fund's Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant”).
—
The Board also received extensive information throughout the year regarding performance of the Fund.
—
The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund's contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.
—
In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund's Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group”). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. In 2018, approximately 20% of DWS Group’s shares were sold in an initial public offering, with Deutsche Bank AG owning the remaining shares.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential  economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar”), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2021, the Fund’s performance (Class A shares) was in the 3rd quartile, 2nd quartile and 1st quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has

20 |	Deutsche DWS Variable Series I — DWS CROCI® International VIP

outperformed its benchmark in the three- and five-year periods and has underperformed its benchmark in the one-year period ended December 31, 2021.
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2021). The Board noted that the Fund’s Class A shares total (net) operating expenses were expected to be higher than the median (3rd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2021, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses”). The Board also reviewed data comparing each other operational share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to a comparable DWS U.S. registered fund (“DWS Funds”) and considered differences between the Fund and the comparable DWS Fund. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds”) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out” benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board noted that DIMA pays a licensing fee to an affiliate related to the Fund’s use of the CROCI® strategy. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance.  The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers and (ii) the

Deutsche DWS Variable Series I — DWS CROCI® International VIP	| 21

substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel.
The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers and (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel.

22 |	Deutsche DWS Variable Series I — DWS CROCI® International VIP

Notes

VS1cint-3  (R-028378-12 8/23)

June 30, 2023
Semiannual Report
Deutsche DWS Variable Series I
DWS Core Equity VIP

Contents
3	Performance Summary
4	Portfolio Summary
4	Portfolio Management Team
5	Investment Portfolio
8	Statement of Assets and Liabilities
8	Statement of Operations
9	Statements of Changes in Net Assets
10	Financial Highlights
12	Notes to Financial Statements
17	Other Information
18	Information About Your Fund's Expenses
19	Liquidity Risk Management
19	Proxy Voting
20	Advisory Agreement Board Considerations and Fee Evaluation
This report must be preceded or accompanied by a prospectus. To obtain an additional prospectus or summary prospectus, if available, call (800) 728-3337 or your financial representative. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.
Stocks may decline in value. Fund management could be wrong in its analysis of industries, companies, economic trends and favor a security that underperforms the market. The Fund may lend securities to approved institutions. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Please read the prospectus for more information.
War, terrorism, sanctions, economic uncertainty, trade disputes, public health crises, natural disasters, climate change and related geopolitical events have led and, in the future, may lead to significant disruptions in U.S. and world economies and markets, which may lead to increased market volatility and may have significant adverse effects on the Fund and its investments.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.
DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148
NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE
NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2 |	Deutsche DWS Variable Series I — DWS Core Equity VIP

Performance SummaryJune 30, 2023 (Unaudited)
Fund performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please contact your participating insurance company for the Fund’s most recent month-end performance. Performance does not reflect charges and fees (“contract charges”) associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option. These charges and fees will reduce returns. While all share classes have the same underlying portfolio, their performance will differ.
The gross expense ratios of the Fund, as stated in the fee table of each prospectus dated May 1, 2023 are 0.61% and 0.93% for Class A and Class B shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.
Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.
Growth of an Assumed $10,000 Investment

Yearly periods ended June 30
The Russell 1000® Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.
Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Comparative Results
DWS Core Equity VIP		6-Month‡	1-Year	3-Year	5-Year	10-Year
Class A	Growth of $10,000	$11,459	$11,844	$14,923	$16,721	$32,675
	Average annual total return	14.59%	18.44%	14.27%	10.83%	12.57%
Russell 1000® Index	Growth of $10,000	$11,668	$11,936	$14,852	$17,562	$32,891
	Average annual total return	16.68%	19.36%	14.09%	11.92%	12.64%
DWS Core Equity VIP		6-Month‡	1-Year	3-Year	5-Year	10-Year
Class B	Growth of $10,000	$11,442	$11,815	$14,802	$16,461	$31,744
	Average annual total return	14.42%	18.15%	13.97%	10.48%	12.24%
Russell 1000® Index	Growth of $10,000	$11,668	$11,936	$14,852	$17,562	$32,891
	Average annual total return	16.68%	19.36%	14.09%	11.92%	12.64%
The growth of $10,000 is cumulative.

‡	Total returns shown for periods less than one year are not annualized.

Deutsche DWS Variable Series I — DWS Core Equity VIP	| 3

Portfolio Summary(Unaudited)
Asset Allocation (As a % of Investment Portfolio)	6/30/23	12/31/22
Common Stocks	99%	99%
Cash Equivalents	1%	1%
	100%	100%

Sector Diversification (As a % of Investment Portfolio excluding Cash Equivalents)	6/30/23	12/31/22
Information Technology	27%	25%
Financials	12%	11%
Health Care	12%	16%
Consumer Discretionary	11%	11%
Industrials	10%	9%
Communication Services	8%	7%
Consumer Staples	7%	7%
Energy	4%	5%
Materials	3%	3%
Real Estate	3%	3%
Utilities	3%	3%
	100%	100%
Portfolio holdings and characteristics are subject to change.
For more complete details about the Fund’s investment portfolio, see page 5.
Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is posted on dws.com and is available free of charge by contacting your financial intermediary or, if you are a direct investor, by calling (800) 728-3337. In addition, the portfolio holdings listing is filed with the SEC on the Fund’s Form N-PORT and will be available on the SEC’s Web site at sec.gov. Additional portfolio holdings for the Fund are also posted on dws.com from time to time. Please see the Fund’s current prospectus for more information.

Portfolio Management Team
Pankaj Bhatnagar, PhD, Head of Investment Strategy Equity
Di Kumble, CFA, Senior Portfolio Manager Equity
Arno V. Puskar, Senior Portfolio Manager Equity

4 |	Deutsche DWS Variable Series I — DWS Core Equity VIP

Investment Portfolioas of June 30, 2023 (Unaudited)

	Shares	Value ($)
Common Stocks 99.6%
Communication Services 8.5%
Entertainment 1.0%
Spotify Technology SA*	6,076	975,502
Interactive Media & Services 6.5%
Alphabet, Inc. "A"*	15,077	1,804,717
Alphabet, Inc. "C"*	25,427	3,075,904
Match Group, Inc.*	7,598	317,976
Meta Platforms, Inc. "A"*	6,023	1,728,481
		6,927,078
Wireless Telecommunication Services 1.0%
T-Mobile U.S., Inc.*	7,770	1,079,253
Consumer Discretionary 11.3%
Automobile Components 1.1%
Lear Corp.	8,309	1,192,757
Automobiles 0.4%
Tesla, Inc.*	1,574	412,026
Broadline Retail 2.4%
Amazon.com, Inc.*	17,675	2,304,113
Macy's, Inc.	18,221	292,447
		2,596,560
Distributors 0.4%
Genuine Parts Co.	2,703	457,429
Diversified Consumer Services 0.2%
ADT, Inc.	35,602	214,680
Hotels, Restaurants & Leisure 2.4%
DraftKings, Inc. "A"*	12,680	336,908
Hilton Worldwide Holdings, Inc.	3,638	529,511
Hyatt Hotels Corp. "A"	6,038	691,834
Wendy's Co.	45,875	997,781
		2,556,034
Household Durables 0.8%
Whirlpool Corp.	5,356	796,919
Leisure Products 0.5%
Brunswick Corp.	6,236	540,287
Specialty Retail 1.0%
Bath & Body Works, Inc.	12,341	462,788
Five Below, Inc.*	2,752	540,878
		1,003,666
Textiles, Apparel & Luxury Goods 2.1%
Deckers Outdoor Corp.*	1,234	651,132
Lululemon Athletica, Inc.*	980	370,930
PVH Corp.	14,169	1,203,940
		2,226,002
Consumer Staples 6.5%
Beverages 3.0%
Coca-Cola Co.	19,246	1,158,994
	Shares	Value ($)
Constellation Brands, Inc. "A"	5,283	1,300,305
PepsiCo, Inc.	4,065	752,919
		3,212,218
Consumer Staples Distribution & Retail 0.5%
Kroger Co.	10,990	516,530
Household Products 1.2%
Church & Dwight Co., Inc.	13,118	1,314,817
Personal Care Products 1.3%
Coty, Inc. "A"*	107,065	1,315,829
Tobacco 0.5%
Philip Morris International, Inc.	5,597	546,379
Energy 4.0%
Energy Equipment & Services 0.9%
Schlumberger NV	18,945	930,578
Oil, Gas & Consumable Fuels 3.1%
Cheniere Energy, Inc.	7,396	1,126,854
Devon Energy Corp.	18,311	885,154
HF Sinclair Corp.	28,244	1,259,965
		3,271,973
Financials 12.1%
Banks 4.5%
Bank of America Corp.	20,757	595,518
Huntington Bancshares, Inc.	49,309	531,551
JPMorgan Chase & Co.	18,184	2,644,681
Wells Fargo & Co.	24,561	1,048,264
		4,820,014
Capital Markets 3.7%
Ameriprise Financial, Inc.	3,563	1,183,486
LPL Financial Holdings, Inc.	5,480	1,191,517
MSCI, Inc.	2,284	1,071,858
S&P Global, Inc.	1,211	485,478
		3,932,339
Financial Services 3.2%
Apollo Global Management, Inc.	8,003	614,710
Mastercard, Inc. "A"	1,120	440,496
PayPal Holdings, Inc.*	2,792	186,310
Visa, Inc. "A"	9,343	2,218,776
		3,460,292
Insurance 0.7%
Aflac, Inc.	6,128	427,734
Marsh & McLennan Companies, Inc.	1,433	269,519
		697,253
Health Care 12.0%
Biotechnology 3.5%
AbbVie, Inc.	9,513	1,281,686
Amgen, Inc.	5,744	1,275,283
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series I — DWS Core Equity VIP	| 5

	Shares	Value ($)
Gilead Sciences, Inc.	3,427	264,119
Moderna, Inc.*	7,807	948,551
		3,769,639
Health Care Equipment & Supplies 1.5%
Becton, Dickinson & Co.	3,629	958,092
Stryker Corp.	1,920	585,773
		1,543,865
Health Care Providers & Services 4.2%
Centene Corp.*	18,796	1,267,790
Cigna Group	3,267	916,720
CVS Health Corp.	5,377	371,712
Elevance Health, Inc.	3,151	1,399,958
McKesson Corp.	1,256	536,702
		4,492,882
Life Sciences Tools & Services 0.4%
Danaher Corp.	1,708	409,920
Pharmaceuticals 2.4%
Bristol-Myers Squibb Co.	17,139	1,096,039
Johnson & Johnson	7,095	1,174,364
Merck & Co., Inc.	2,305	265,974
		2,536,377
Industrials 10.2%
Aerospace & Defense 3.1%
General Dynamics Corp.	4,521	972,693
Lockheed Martin Corp.	1,830	842,495
Northrop Grumman Corp.	3,237	1,475,425
		3,290,613
Building Products 1.4%
Owens Corning	11,103	1,448,942
Commercial Services & Supplies 1.6%
Waste Management, Inc.	9,728	1,687,030
Electrical Equipment 0.4%
Emerson Electric Co.	4,813	435,047
Ground Transportation 0.6%
J.B. Hunt Transport Services, Inc.	3,485	630,890
Machinery 2.7%
Caterpillar, Inc.	6,868	1,689,871
Cummins, Inc.	1,972	483,455
PACCAR, Inc.	8,767	733,360
		2,906,686
Professional Services 0.4%
Verisk Analytics, Inc.	1,904	430,361
Information Technology 27.2%
Communications Equipment 0.6%
Cisco Systems, Inc.	11,952	618,396
IT Services 0.5%
Accenture PLC "A"	1,630	502,985
	Shares	Value ($)
Semiconductors & Semiconductor Equipment 5.0%
Advanced Micro Devices, Inc.*	8,814	1,004,003
Intel Corp.	23,550	787,512
Lam Research Corp.	1,371	881,361
NVIDIA Corp.	2,861	1,210,260
QUALCOMM, Inc.	12,090	1,439,194
		5,322,330
Software 12.1%
Adobe, Inc.*	1,215	594,123
Microsoft Corp.	24,994	8,511,457
Oracle Corp.	21,919	2,610,334
Salesforce, Inc.*	3,366	711,101
Synopsys, Inc.*	1,061	461,970
		12,888,985
Technology Hardware, Storage & Peripherals 9.0%
Apple, Inc.	49,389	9,579,985
Materials 2.8%
Chemicals 1.1%
Corteva, Inc.	4,118	235,961
DuPont de Nemours, Inc.	4,409	314,979
Linde PLC	1,601	610,109
		1,161,049
Metals & Mining 1.7%
Cleveland-Cliffs, Inc.*	62,593	1,049,059
United States Steel Corp.	29,294	732,643
		1,781,702
Real Estate 2.5%
Industrial REITs 1.0%
Prologis, Inc.	8,935	1,095,699
Residential REITs 0.9%
AvalonBay Communities, Inc.	5,106	966,413
Specialized REITs 0.6%
Iron Mountain, Inc.	11,147	633,372
Utilities 2.5%
Electric Utilities 1.4%
FirstEnergy Corp.	10,561	410,612
NextEra Energy, Inc.	9,548	708,461
NRG Energy, Inc.	10,612	396,783
		1,515,856
Multi-Utilities 0.2%
Public Service Enterprise Group, Inc.	3,942	246,808
Water Utilities 0.9%
American Water Works Co., Inc.	6,488	926,162
Total Common Stocks (Cost $65,259,245)		105,818,409
The accompanying notes are an integral part of the financial statements.

6 |	Deutsche DWS Variable Series I — DWS Core Equity VIP

	Shares	Value ($)
Cash Equivalents 0.5%
DWS Central Cash Management Government Fund, 5.13% (a) (Cost $557,790)	557,790	557,790

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $65,817,035)	100.1	106,376,199
Other Assets and Liabilities, Net	(0.1)	(77,640)
Net Assets	100.0	106,298,559
A summary of the Fund’s transactions with affiliated investments during the period ended June 30, 2023 are as follows:
Value ($) at 12/31/2022	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 6/30/2023	Value ($) at 6/30/2023
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 5.03% (a) (b)
—	0 (c)	—	—	—	6	—	—	—
Cash Equivalents 0.5%
DWS Central Cash Management Government Fund, 5.13% (a)
1,108,909	4,381,428	4,932,547	—	—	16,420	—	557,790	557,790
1,108,909	4,381,428	4,932,547	—	—	16,426	—	557,790	557,790

*	Non-income producing security.
(a)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(b)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(c)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended June 30, 2023.

REIT: Real Estate Investment Trust
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2023 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$105,818,409	$—	$—	$105,818,409
Short-Term Investments	557,790	—	—	557,790
Total	$106,376,199	$—	$—	$106,376,199

(a)	See Investment Portfolio for additional detailed categorizations.
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series I — DWS Core Equity VIP	| 7

Statement of Assets and Liabilities
Statement of Operations

as of June 30, 2023 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $65,259,245)	$105,818,409
Investment in DWS Central Cash Management Government Fund (cost $557,790)	557,790
Receivable for Fund shares sold	2,373
Dividends receivable	57,258
Interest receivable	3,661
Other assets	605
Total assets	106,440,096
Liabilities
Payable for Fund shares redeemed	41,525
Accrued management fee	32,596
Accrued Trustees' fees	526
Other accrued expenses and payables	66,890
Total liabilities	141,537
Net assets, at value	$106,298,559
Net Assets Consist of
Distributable earnings (loss)	43,544,009
Paid-in capital	62,754,550
Net assets, at value	$106,298,559
Net Asset Value
Class A
Net Asset Value, offering and redemption price per share ($104,248,370 ÷ 9,329,430 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$11.17
Class B
Net Asset Value, offering and redemption price per share ($2,050,189 ÷ 183,405 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$11.18
for the six months ended June 30, 2023 (Unaudited)

Investment Income
Income:
Dividends	$787,821
Income distributions — DWS Central Cash Management Government Fund	16,420
Securities lending income, net of borrower rebates	6
Total income	804,247
Expenses:
Management fee	194,566
Administration fee	48,392
Services to shareholders	734
Record keeping fee (Class B)	850
Distribution service fee (Class B)	3,265
Custodian fee	2,173
Audit fee	25,345
Legal fees	8,029
Tax fees	4,158
Reports to shareholders	14,034
Trustees' fees and expenses	3,258
Other	4,903
Total expenses before expense reductions	309,707
Expense reductions	(6,327)
Total expenses after expense reductions	303,380
Net investment income	500,867
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	2,815,670
Change in net unrealized appreciation (depreciation) on investments	10,470,501
Net gain (loss)	13,286,171
Net increase (decrease) in net assets resulting from operations	$13,787,038
The accompanying notes are an integral part of the financial statements.

8 |	Deutsche DWS Variable Series I — DWS Core Equity VIP

Statements of Changes in Net Assets

	Six Months Ended June 30, 2023	Year Ended December 31,
Increase (Decrease) in Net Assets	(Unaudited)	2022
Operations:
Net investment income	$500,867	$899,555
Net realized gain (loss)	2,815,670	5,894,820
Change in net unrealized appreciation (depreciation)	10,470,501	(25,769,840)
Net increase (decrease) in net assets resulting from operations	13,787,038	(18,975,465)
Distributions to shareholders:
Class A	(6,659,807)	(15,513,224)
Class B	(172,212)	(453,487)
Total distributions	(6,832,019)	(15,966,711)
Fund share transactions:
Class A
Proceeds from shares sold	1,530,464	4,330,391
Reinvestment of distributions	6,659,807	15,513,224
Payments for shares redeemed	(4,831,199)	(12,624,334)
Net increase (decrease) in net assets from Class A share transactions	3,359,072	7,219,281
Class B
Proceeds from shares sold	37,033	8,245
Reinvestment of distributions	172,212	453,487
Payments for shares redeemed	(1,071,562)	(351,770)
Net increase (decrease) in net assets from Class B share transactions	(862,317)	109,962
Increase (decrease) in net assets	9,451,774	(27,612,933)
Net assets at beginning of period	96,846,785	124,459,718
Net assets at end of period	$106,298,559	$96,846,785

Other Information
Class A
Shares outstanding at beginning of period	8,984,214	8,323,929
Shares sold	140,651	350,141
Shares issued to shareholders in reinvestment of distributions	649,104	1,398,848
Shares redeemed	(444,539)	(1,088,704)
Net increase (decrease) in Class A shares	345,216	660,285
Shares outstanding at end of period	9,329,430	8,984,214
Class B
Shares outstanding at beginning of period	261,799	251,030
Shares sold	3,369	737
Shares issued to shareholders in reinvestment of distributions	16,768	40,855
Shares redeemed	(98,531)	(30,823)
Net increase (decrease) in Class B shares	(78,394)	10,769
Shares outstanding at end of period	183,405	261,799
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series I — DWS Core Equity VIP	| 9

Financial Highlights
DWS Core Equity VIP — Class A
	Six Months Ended 6/30/23	Years Ended December 31,
	(Unaudited)	2022	2021	2020	2019	2018
Selected Per Share Data
Net asset value, beginning of period	$10.47	$14.52	$12.23	$11.31	$9.83	$14.64
Income (loss) from investment operations:
Net investment income[a]	.05	.10	.09	.11	.14	.14
Net realized and unrealized gain (loss)	1.41	(2.25)	2.91	1.47	2.70	(.71 )
Total from investment operations	1.46	(2.15)	3.00	1.58	2.84	(.57 )
Less distributions from:
Net investment income	(.11 )	(.10 )	(.10 )	(.15 )	(.12 )	(.27 )
Net realized gains	(.65 )	(1.80)	(.61 )	(.51 )	(1.24)	(3.97)
Total distributions	(.76 )	(1.90)	(.71 )	(.66 )	(1.36)	(4.24)
Net asset value, end of period	$11.17	$10.47	$14.52	$12.23	$11.31	$9.83
Total Return (%)	14.59 b*	(15.53)[b]	25.30	16.13	30.30	(5.69)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	104	94	121	107	107	92
Ratio of expenses before expense reductions (%)[c]	.61 **	.61	.59	.62	.62	.61
Ratio of expenses after expense reductions (%)[c]	.60 **	.60	.59	.62	.62	.61
Ratio of net investment income (%)	1.01 **	.85	.66	1.01	1.32	1.14
Portfolio turnover rate (%)	14 *	29	34	45	40	43

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
[c]
Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

*	Not annualized
**	Annualized

The accompanying notes are an integral part of the financial statements.

10 |	Deutsche DWS Variable Series I — DWS Core Equity VIP

DWS Core Equity VIP — Class B
	Six Months Ended 6/30/23	Years Ended December 31,
	(Unaudited)	2022	2021	2020	2019	2018
Selected Per Share Data
Net asset value, beginning of period	$10.46	$14.49	$12.21	$11.29	$9.81	$14.62
Income (loss) from investment operations:
Net investment income[a]	.04	.06	.05	.07	.11	.10
Net realized and unrealized gain (loss)	1.40	(2.23)	2.90	1.48	2.70	(.72 )
Total from investment operations	1.44	(2.17)	2.95	1.55	2.81	(.62 )
Less distributions from:
Net investment income	(.07 )	(.06 )	(.06 )	(.12 )	(.09 )	(.22 )
Net realized gains	(.65 )	(1.80)	(.61 )	(.51 )	(1.24)	(3.97)
Total distributions	(.72 )	(1.86)	(.67 )	(.63 )	(1.33)	(4.19)
Net asset value, end of period	$11.18	$10.46	$14.49	$12.21	$11.29	$9.81
Total Return (%)	14.42 b*	(15.73)[b]	24.94	15.67	29.92	(6.02)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	2	3	4	4	3	3
Ratio of expenses before expense reductions (%)[c]	.93 **	.93	.91	.94	.94	.93
Ratio of expenses after expense reductions (%)[c]	.91 **	.92	.91	.94	.94	.93
Ratio of net investment income (%)	.69 **	.53	.34	.69	1.00	.82
Portfolio turnover rate (%)	14 *	29	34	45	40	43

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
[c]
Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series I — DWS Core Equity VIP	| 11

Notes to Financial Statements (Unaudited)
A.
Organization and Significant Accounting Policies
Deutsche DWS Variable Series I (the “Trust“) is registered under the Investment Company Act of 1940, as amended (the “1940 Act“), as an open-end management investment company organized as a Massachusetts business trust. The Trust consists of four diversified funds: DWS Capital Growth VIP, DWS Core Equity VIP, DWS CROCI® International VIP and DWS Global Small Cap VIP (individually or collectively hereinafter referred to as a “Fund“ or the “Funds“). These financial statements report on DWS Core Equity VIP. The Trust is intended to be the underlying investment vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies (“Participating Insurance Companies“).
Multiple Classes of Shares of Beneficial Interest. The Fund offers two classes of shares (Class A shares and Class B shares). Class B shares are subject to Rule 12b-1 distribution fees under the 1940 Act and recordkeeping fees equal to an annual rate of up to 0.25% and of up to 0.15%, respectively, of the average daily net assets of the Class B shares of the Fund. Class A shares are not subject to such fees.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class (including the applicable 12b-1 distribution fees and recordkeeping fees). Differences in class-level expenses may result in payment of different per share dividends by class. All shares have equal rights with respect to voting subject to class-specific arrangements.
The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.
The Fund’s Board has designated DWS Investment Management Americas, Inc. (the “Advisor”) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Advisor's Pricing Committee (the “Pricing Committee”) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
Equity securities and exchange-traded funds (“ETFs”) are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Equity securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities and ETFs are generally categorized as Level 1.
Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or

12 |	Deutsche DWS Variable Series I — DWS Core Equity VIP

issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.
Securities Lending. Prior to March 27, 2023, Deutsche Bank AG served as securities lending agent for the Fund. Effective March 27, 2023, National Financial Services LLC (Fidelity Agency Lending), as securities lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the securities lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. As of period end, any securities on loan were collateralized by cash. During the six months ended  June 30, 2023, the Fund invested the cash collateral into a joint trading account in affiliated money market funds, including DWS Government & Agency Securities Portfolio, managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.07% annualized effective rate as of June 30, 2023) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a securities lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.
As of June 30, 2023, the Fund had no securities on loan.
Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.
Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.
Federal Income Taxes. The Fund is treated as a separate taxpayer as provided for in the Internal Revenue Code of 1986, as amended (the “Code”). It is the Fund's policy to comply with the requirements of the Code, which are applicable to regulated investment companies, and to distribute all of its taxable income to the separate accounts of the Participating Insurance Companies which hold its shares.
At June 30, 2023, the aggregate cost of investments for federal income tax purposes was $66,085,437. The net unrealized appreciation for all investments based on tax cost was $40,290,762. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $42,320,352 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $2,029,590.

Deutsche DWS Variable Series I — DWS Core Equity VIP	| 13

The Fund has reviewed the tax positions for the open tax years as of December 31, 2022 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.
Distribution of Income and Gains. Distributions from net investment income of the Fund, if any, are declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.
The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss and the realized tax character on distributions from certain securities. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.
The tax character of current year distributions will be determined at the end of the current fiscal year.
Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.
B.
Purchases and Sales of Securities
During the six months ended June 30, 2023, purchases and sales of investment securities (excluding short-term investments) aggregated $14,067,257 and $17,411,068, respectively.
C.
Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.
Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the average daily net assets of the Fund, computed and accrued daily and payable monthly, at the following annual rates:
First $250 million of the Fund's average daily net assets	.390%
Next $750 million of such net assets	.365%
Over $1 billion of such net assets	.340%
Accordingly, for the six months ended June 30, 2023, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.39% of the Fund’s average daily net assets.
For the period from January 1, 2023 through April 30, 2024, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total

14 |	Deutsche DWS Variable Series I — DWS Core Equity VIP

annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) of each class as follows:
Class A	.60%
Class B	.91%
For the six months ended June 30, 2023, fees waived and/or expenses reimbursed for each class are as follows:
Class A	$6,028
Class B	299
$6,327
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee”) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2023, the Administration Fee was $48,392, of which $8,318 is unpaid.
Service Provider Fees. DWS Service Company (“DSC”), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and SS&C GIDS, Inc. (“SS&C”) (name changed from DST Systems, Inc. effective January 1, 2023), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to SS&C. DSC compensates SS&C out of the shareholder servicing fee it receives from the Fund. For the six months ended June 30, 2023, the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at June 30, 2023
Class A	$432	$143
Class B	82	26
	$514	$169
Distribution Service Agreement. DWS Distributors, Inc. (“DDI“), also an affiliate of the Advisor, is the Trust’s Distributor. In accordance with the Master Distribution Plan, DDI receives 12b-1 fees of up to 0.25% of the average daily net assets of Class B shares. Pursuant to the Master Distribution Plan, DDI remits these fees to the Participating Insurance Companies for various costs incurred or paid by these companies in connection with marketing and distribution of Class B shares. For the six months ended June 30, 2023, the Distribution Service Fee aggregated $3,265, of which $478 is unpaid.
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the six months ended June 30, 2023, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders” aggregated $568, of which $35 is unpaid.
Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund and DWS ESG Liquidity Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Central Cash Management Government Fund seeks to maintain a stable net asset value, and DWS ESG Liquidity Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee. To the extent that DWS ESG Liquidity Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund’s assets invested in DWS ESG Liquidity Fund.
D.
Ownership of the Fund
At June 30, 2023, two participating insurance companies were owners of record of 10% or more of the total

Deutsche DWS Variable Series I — DWS Core Equity VIP	| 15

outstanding Class A shares of the Fund, each owning 58% and 15%, respectively. Two participating insurance companies were owners of record of 10% or more of the total outstanding Class B shares of the Fund, each owning 68% and 15%, respectively.
E.
Line of Credit
The Fund and other affiliated funds (the “Participants”) share in a $375 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at June 30, 2023.

16 |	Deutsche DWS Variable Series I — DWS Core Equity VIP

Other Information (Unaudited)
Regulatory Update — Tailored Shareholder Report
Effective January 24, 2023, the SEC amended the rules for mutual fund and exchange-traded fund (“ETF”) annual and semi-annual shareholder reports. The amended rules apply to mutual funds and ETFs that are registered on Form N-1A (i.e., open-end funds) and implement a new streamlined disclosure framework requiring “concise and visually engaging” shareholder reports highlighting key information, including a simplified expense presentation, performance information, portfolio holdings and certain fund statistics. The amended rules seek to simplify shareholder reporting by consolidating investor friendly data in one report and moving other data to Form N-CSR, creating a layered disclosure framework. Certain information from the Fund’s current shareholder reports, including the Fund’s investment portfolio, financial statements and financial highlights, will move to Form N-CSR. This information must be available online, delivered free of charge upon request and filed on a semiannual basis on Form N-CSR. Notably, the amended rules will require mutual funds and ETFs to prepare separate individual shareholder reports for each fund share class. The amendments also include a revised definition of “appropriate broad-based securities market index” that will affect performance presentations in the new streamlined reports and mutual fund and ETF prospectuses. The amended rules and related form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of the amended rules and form amendments on the content of the Fund’s current shareholder reports.

Deutsche DWS Variable Series I — DWS Core Equity VIP	| 17

Information About Your Fund’s Expenses (Unaudited)
As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include contract charges, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2023 to June 30, 2023).
The tables illustrate your Fund’s expenses in two ways:
—
Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.
—
Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.
Expenses and Value of a $1,000 Investment for the six months ended June 30, 2023

Actual Fund Return	Class A	Class B
Beginning Account Value 1/1/23	$1,000.00	$1,000.00
Ending Account Value 6/30/23	$1,145.90	$1,144.20
Expenses Paid per $1,000*	$3.19	$4.84
Hypothetical 5% Fund Return	Class A	Class B
Beginning Account Value 1/1/23	$1,000.00	$1,000.00
Ending Account Value 6/30/23	$1,021.82	$1,020.28
Expenses Paid per $1,000*	$3.01	$4.56

*
Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios	Class A	Class B
Deutsche DWS Variable Series I — DWS Core Equity VIP	.60%	.91%
For more information, please refer to the Fund’s prospectus.
These tables do not reflect charges and fees (“contract charges”) associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.
For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to the current and hypothetical expense calculators for Variable Insurance Products which can be found at dws.com/calculators.

18 |	Deutsche DWS Variable Series I — DWS Core Equity VIP

Liquidity Risk Management
In accordance with Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act of 1940 (the “1940 Act”), your Fund has adopted a liquidity risk management program (the “Program”), and the Board has designated DWS Investment Management Americas, Inc. (“DIMA”) as Program administrator. The Program is designed to assess and manage your Fund’s liquidity risk (the risk that the Fund would be unable to meet requests to redeem shares of the Fund without significant dilution of remaining investors’ interests in the Fund). DIMA has designated a committee (the “Committee”) composed of personnel from multiple departments within DIMA and its affiliates that is responsible for the implementation and ongoing administration of the Program, which includes assessing the Fund’s liquidity risk under both normal and reasonably foreseeable stressed conditions. Under the Program, every investment held by the Fund is classified on a daily basis into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated timeframes in current market conditions without significantly changing the investment’s market value.
In February 2023, as required by the Program and the Liquidity Rule, DIMA provided the Board with an annual written report (the “Report”) addressing the operation of the Program and assessing the adequacy and effectiveness of its implementation during the period from December 1, 2021 through November 30, 2022 (the “Reporting Period”). During the Reporting Period, your Fund was predominately invested in highly liquid investments (investments that the Fund anticipates can be converted to cash within three business days or less in current market conditions without significantly changing their market value). As a result, your Fund is not required to adopt, and has not adopted, a “Highly Liquid Investment Minimum” as defined in the Liquidity Rule. During the Reporting Period, the Fund did not approach the 15% limit imposed by the Liquidity Rule on holdings in illiquid investments (investments that cannot be sold or disposed of in seven days or less in current market conditions without the sale of the investment significantly changing the market value of the investment). Your Fund did not experience any issues meeting investor redemptions at any time during the Reporting Period. In the Report, DIMA stated that it believes the Program has operated adequately and effectively to manage the Fund’s liquidity risk during the Reporting Period. DIMA also reported that there were no material changes made to the Program during the Reporting Period.
Proxy Voting
The Trust’s policies and procedures for voting proxies for portfolio securities and information about how the Trust voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Trust’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Deutsche DWS Variable Series I — DWS Core Equity VIP	| 19

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of DWS Core Equity VIP's (the “Fund”) investment management agreement (the “Agreement”) with DWS Investment Management Americas, Inc. (“DIMA”) in September 2022.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—
During the entire process, all of the Fund's Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant”).
—
The Board also received extensive information throughout the year regarding performance of the Fund.
—
The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund's contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.
—
In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund's Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group”). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. In 2018, approximately 20% of DWS Group’s shares were sold in an initial public offering, with Deutsche Bank AG owning the remaining shares.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar”), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2021, the Fund’s performance (Class A shares) was in the 3rd quartile of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has underperformed its benchmark in the

20 |	Deutsche DWS Variable Series I — DWS Core Equity VIP

one-, three- and five-year periods ended December 31, 2021. The Board noted the disappointing investment performance of the Fund in recent periods and continued to discuss with senior management of DIMA the factors contributing to such underperformance and actions being taken to improve performance. The Board noted certain changes to the Fund’s strategy to permit the expanded use of derivatives. The Board observed that the Fund had experienced improved relative performance during the first eight months of 2022. The Board recognized the efforts by DIMA in recent years to enhance its investment platform and improve long-term performance across the DWS fund complex.
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2021). The Board noted that the Fund’s Class A shares total (net) operating expenses were expected to be lower than the median (2nd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2021, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses”). The Board also reviewed data comparing each other operational share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds”) and considered differences between the Fund and the comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds”) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out” benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA

Deutsche DWS Variable Series I — DWS Core Equity VIP	| 21

products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers and (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

22 |	Deutsche DWS Variable Series I — DWS Core Equity VIP

Notes

VS1coreq-3  (R-028376-12 8/23)

June 30, 2023
Semiannual Report
Deutsche DWS Variable Series I
DWS Global Small Cap VIP

Contents
3	Performance Summary
4	Portfolio Summary
4	Portfolio Management Team
5	Investment Portfolio
9	Statement of Assets and Liabilities
9	Statement of Operations
10	Statements of Changes in Net Assets
11	Financial Highlights
13	Notes to Financial Statements
18	Other Information
19	Information About Your Fund's Expenses
20	Liquidity Risk Management
20	Proxy Voting
21	Advisory Agreement Board Considerations and Fee Evaluation
This report must be preceded or accompanied by a prospectus. To obtain an additional prospectus or summary prospectus, if available, call (800) 728-3337 or your financial representative. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.
Stocks may decline in value. Smaller company stocks tend to be more volatile than medium-sized or large company stocks. Investing in foreign securities, particularly those of emerging markets, presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. The Fund may lend securities to approved institutions. Please read the prospectus for details.
War, terrorism, sanctions, economic uncertainty, trade disputes, public health crises, natural disasters, climate change and related geopolitical events have led and, in the future, may lead to significant disruptions in U.S. and world economies and markets, which may lead to increased market volatility and may have significant adverse effects on the Fund and its investments.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.
DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148
NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE
NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2 |	Deutsche DWS Variable Series I — DWS Global Small Cap VIP

Performance SummaryJune 30, 2023 (Unaudited)
Fund performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please contact your participating insurance company for the Fund’s most recent month-end performance. Performance does not reflect charges and fees (“contract charges”) associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option. These charges and fees will reduce returns. While all share classes have the same underlying portfolio, their performance will differ.
The gross expense ratios of the Fund, as stated in the fee table of each prospectus dated May 1, 2023, are 1.10% and 1.38% for Class A and Class B shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.
Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.
Growth of an Assumed $10,000 Investment

Yearly periods ended June 30
S&P Developed SmallCap Index comprises the stocks representing the lowest 15% of float-adjusted market cap in each developed country. It is a subset of the S&P Global BMI, a comprehensive, rules-based index measuring global stock market performance.
Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Comparative Results
DWS Global Small Cap VIP		6-Month‡	1-Year	3-Year	5-Year	10-Year
Class A	Growth of $10,000	$11,205	$11,488	$12,933	$10,901	$15,884
	Average annual total return	12.05%	14.88%	8.95%	1.74%	4.74%
S&P Developed SmallCap Index	Growth of $10,000	$10,789	$11,372	$13,499	$12,530	$21,819
	Average annual total return	7.89%	13.72%	10.52%	4.61%	8.11%
DWS Global Small Cap VIP		6-Month‡	1-Year	3-Year	5-Year	10-Year
Class B	Growth of $10,000	$11,180	$11,464	$12,820	$10,744	$15,452
	Average annual total return	11.80%	14.64%	8.63%	1.45%	4.45%
S&P Developed SmallCap Index	Growth of $10,000	$10,789	$11,372	$13,499	$12,530	$21,819
	Average annual total return	7.89%	13.72%	10.52%	4.61%	8.11%
The growth of $10,000 is cumulative.

‡	Total returns shown for periods less than one year are not annualized.

Deutsche DWS Variable Series I — DWS Global Small Cap VIP	| 3

Portfolio Summary(Unaudited)
Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	6/30/23	12/31/22
Common Stocks	98%	99%
Cash Equivalents	2%	1%
	100%	100%

Sector Diversification (As a % of Investment Portfolio excluding Securities Lending Collateral and Cash Equivalents)	6/30/23	12/31/22
Industrials	18%	17%
Consumer Discretionary	14%	12%
Financials	14%	13%
Information Technology	13%	14%
Health Care	11%	11%
Materials	8%	8%
Real Estate	7%	8%
Energy	5%	5%
Consumer Staples	5%	5%
Communication Services	3%	4%
Utilities	2%	3%
	100%	100%

Geographical Diversification (As a % of Investment Portfolio excluding Securities Lending Collateral and Cash Equivalents)	6/30/23	12/31/22
United States	58%	60%
United Kingdom	10%	9%
Japan	6%	7%
Korea	5%	2%
Italy	3%	3%
Germany	3%	2%
Australia	3%	3%
France	3%	3%
Switzerland	2%	2%
Other	7%	9%
	100%	100%
Portfolio holdings and characteristics are subject to change.
For more complete details about the Fund’s investment portfolio, see page 5.
Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is posted on dws.com and is available free of charge by contacting your financial intermediary or, if you are a direct investor, by calling (800) 728-3337. In addition, the portfolio holdings listing is filed with the SEC on the Fund’s Form N-PORT and will be available on the SEC’s Web site at sec.gov. Additional portfolio holdings for the Fund are also posted on dws.com from time to time. Please see the Fund’s current prospectus for more information.

Portfolio Management Team
Pankaj Bhatnagar, PhD, Head of Investment Strategy Equity
Peter Barsa, Senior Portfolio Manager Equity

4 |	Deutsche DWS Variable Series I — DWS Global Small Cap VIP

Investment Portfolioas of June 30, 2023 (Unaudited)

	Shares	Value ($)
Common Stocks 98.1%
Australia 2.9%
AMP Ltd.	327,127	247,440
Charter Hall Long Wale REIT	138,078	369,649
Nickel Industries Ltd.	544,338	323,958
Orora Ltd.	252,905	556,558
Southern Cross Media Group Ltd.	265,699	153,941
Syrah Resources Ltd.*	189,265	114,939
(Cost $2,319,102)		1,766,485
Belgium 0.2%
Euronav NV (Cost $66,558)	7,882	119,432
Canada 0.6%
Quebecor, Inc. "B" (Cost $185,022)	16,271	401,018
Denmark 0.3%
Topdanmark AS (Cost $233,615)	4,142	203,573
Finland 0.5%
Tokmanni Group Corp. (Cost $278,398)	23,624	308,484
France 2.6%
Alten SA*	5,327	838,438
Maisons du Monde SA 144A*	25,860	259,666
Vallourec SA*	45,025	532,619
(Cost $1,601,743)		1,630,723
Germany 2.9%
AIXTRON SE	31,515	1,070,236
Jumia Technologies AG (ADR)* (a)	44,714	152,922
MorphoSys AG*	11,347	335,968
United Internet AG (Registered)	16,804	236,618
(Cost $1,444,610)		1,795,744
Ireland 1.1%
Dalata Hotel Group PLC* (Cost $662,452)	130,999	664,022
Italy 3.1%
Buzzi SpA	48,067	1,203,384
Moncler SpA	10,163	702,635
(Cost $1,297,182)		1,906,019
Japan 6.1%
BML, Inc.	8,200	165,358
JTOWER, Inc.*	5,000	239,746
Kusuri no Aoki Holdings Co., Ltd.	12,258	691,744
Nankai Electric Railway Co., Ltd.	13,800	308,651
Nippon Paper Industries Co., Ltd.*	68,300	562,574
Optorun Co., Ltd.	23,200	393,385
Sawai Group Holdings Co., Ltd.	8,000	201,648
	Shares	Value ($)
Tsurumi Manufacturing Co., Ltd.	9,400	170,223
UT Group Co., Ltd.*	31,324	661,743
Zenkoku Hosho Co., Ltd.	9,800	340,528
(Cost $3,019,426)		3,735,600
Jersey 0.1%
Novocure Ltd.* (b) (Cost $146,583)	2,260	93,790
Korea 4.7%
Advanced Nano Products Co., Ltd.	5,770	547,803
Grand Korea Leisure Co., Ltd.*	18,607	231,225
Hanmi Semiconductor Co., Ltd.	52,551	1,216,421
Seah Besteel Holdings Corp.	44,669	878,845
(Cost $2,152,049)		2,874,294
Malta 0.6%
Kindred Group PLC (Cost $273,101)	33,151	352,846
Norway 0.4%
Hexagon Composites ASA* (Cost $257,949)	86,778	219,735
Portugal 0.4%
REN - Redes Energeticas Nacionais SGPS SA (Cost $264,147)	93,254	254,136
Puerto Rico 0.6%
Popular, Inc. (Cost $469,111)	6,236	377,403
Singapore 0.7%
Kulicke & Soffa Industries, Inc. (b) (Cost $311,171)	6,796	404,022
Spain 0.5%
Fluidra SA (a) (Cost $252,248)	15,819	308,270
Sweden 0.9%
Cibus Nordic Real Estate AB	19,703	191,645
Dometic Group AB 144A	22,714	149,495
Ratos AB "B"	73,815	206,990
(Cost $963,858)		548,130
Switzerland 2.4%
Julius Baer Group Ltd.	10,195	641,593
OC Oerlikon Corp. AG (Registered)	26,409	131,525
Siegfried Holding AG (Registered)*	861	711,435
(Cost $1,506,771)		1,484,553
United Kingdom 9.4%
Abcam PLC (ADR)*	19,390	474,473
B&M European Value Retail SA	102,640	727,975
Clarkson PLC	8,027	301,970
Computacenter PLC	22,414	650,513
Drax Group PLC	78,099	577,072
Dunelm Group PLC	15,276	218,115
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series I — DWS Global Small Cap VIP	| 5

	Shares	Value ($)
Genus PLC	4,642	127,890
Greggs PLC	20,613	668,837
RS GROUP PLC	69,760	673,645
Saga PLC*	111,966	170,399
Softcat PLC	23,640	424,890
TechnipFMC PLC* (c)	47,580	790,780
(Cost $4,693,070)		5,806,559
United States 57.1%
Adeia, Inc.	16,645	183,261
Affiliated Managers Group, Inc.	4,495	673,756
Alcoa Corp.	14,438	489,881
Americold Realty Trust, Inc. (REIT)	21,462	693,223
Amneal Pharmaceuticals, Inc.*	66,412	205,877
Apple Hospitality REIT, Inc. (REIT)	18,296	276,453
ArcBest Corp.	5,345	528,086
Armada Hoffler Properties, Inc. (REIT)	16,174	188,912
Atkore, Inc.*	4,837	754,282
Avis Budget Group, Inc.*	2,940	672,290
Bank OZK	7,401	297,224
Beam Global* (a)	19,418	200,976
Benchmark Electronics, Inc.	21,886	565,315
Bluebird Bio, Inc.* (a)	55,856	183,766
Bridgebio Pharma, Inc.*	33,577	577,524
Builders FirstSource, Inc.*	11,285	1,534,760
Bumble, Inc. "A"*	11,954	200,588
Casey's General Stores, Inc.	5,216	1,272,078
Chord Energy Corp.	2,232	343,254
Clearway Energy, Inc. "A"	8,709	235,143
CNX Resources Corp.*	24,979	442,628
CommScope Holding Co., Inc.*	38,077	214,374
Delek U.S. Holdings, Inc.	25,698	615,467
Ducommun, Inc.*	14,980	652,679
Easterly Government Properties, Inc. (REIT)	18,770	272,165
Eastern Bankshares, Inc.	32,558	399,487
EastGroup Properties, Inc. (REIT)	2,146	372,546
Envestnet, Inc.*	9,702	575,814
Essential Properties Realty Trust, Inc. (REIT)	7,490	176,315
Exact Sciences Corp.*	4,623	434,100
First Financial Bankshares, Inc.	3,728	106,211
Four Corners Property Trust, Inc. (REIT)	29,198	741,629
Hersha Hospitality Trust "A", (REIT)	19,021	115,838
Hillenbrand, Inc.	14,976	767,969
Jefferies Financial Group, Inc.	32,048	1,063,032
Kite Realty Group Trust (REIT)	13,787	308,002
Ladder Capital Corp. (REIT)	22,361	242,617
Lamb Weston Holdings, Inc.	3,992	458,880
Latham Group, Inc.*	21,939	81,394
Lazard Ltd. "A"	10,388	332,416
	Shares	Value ($)
Lumentum Holdings, Inc.*	8,847	501,890
Madison Square Garden Sports Corp.	4,259	800,905
Modine Manufacturing Co.*	18,773	619,884
ModivCare, Inc.*	5,606	253,461
Molina Healthcare, Inc.*	2,183	657,607
New Jersey Resources Corp.	8,816	416,115
Option Care Health, Inc.*	24,922	809,716
Outset Medical, Inc.*	6,366	139,224
Pacira BioSciences, Inc.*	15,229	610,226
Physicians Realty Trust (REIT)	31,161	435,942
Reinsurance Group of America, Inc.	2,032	281,818
RPT Realty (REIT)	22,291	232,941
Rush Enterprises, Inc. "A"	21,145	1,284,317
Safehold, Inc. (REIT)	869	20,621
Sana Biotechnology, Inc.* (a)	73,487	437,983
SentinelOne, Inc. "A"*	36,072	544,687
Skillsoft Corp.* (a)	113,748	141,048
SkyWest, Inc.*	17,763	723,309
South State Corp.	12,835	844,543
Spectrum Brands Holdings, Inc.	5,219	407,343
Stride, Inc.*	7,312	272,226
Synovus Financial Corp.	26,754	809,308
Taylor Morrison Home Corp.*	22,480	1,096,350
Thermon Group Holdings, Inc.*	40,872	1,087,195
TopBuild Corp.*	5,734	1,525,359
Unum Group	3,682	175,631
Vitesse Energy, Inc.	3,772	84,501
WEX, Inc.*	2,239	407,655
Xperi, Inc.*	11,170	146,878
YETI Holdings, Inc.*	15,393	597,864
Zions Bancorp. NA	13,128	352,618
(Cost $26,590,655)		35,169,377
Total Common Stocks (Cost $48,988,821)		60,424,215
Securities Lending Collateral 2.1%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 5.03% (d) (e) (Cost $1,307,200)	1,307,200	1,307,200
Cash Equivalents 1.7%
DWS Central Cash Management Government Fund, 5.13% (d) (Cost $1,054,433)	1,054,433	1,054,433

The accompanying notes are an integral part of the financial statements.

6 |	Deutsche DWS Variable Series I — DWS Global Small Cap VIP

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $51,350,454)	101.9	62,785,848
Other Assets and Liabilities, Net	(1.9)	(1,184,868)
Net Assets	100.0	61,600,980
A summary of the Fund’s transactions with affiliated investments during the period ended June 30, 2023 are as follows:
Value ($) at 12/31/2022	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 6/30/2023	Value ($) at 6/30/2023
Securities Lending Collateral 2.1%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 5.03% (d) (e)
263,098	1,044,102 (f)	—	—	—	33,388	—	1,307,200	1,307,200
Cash Equivalents 1.7%
DWS Central Cash Management Government Fund, 5.13% (d)
753,014	5,090,214	4,788,795	—	—	13,097	—	1,054,433	1,054,433
1,016,112	6,134,316	4,788,795	—	—	46,485	—	2,361,633	2,361,633

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at June 30, 2023 amounted to $1,245,207, which is 2.0% of net assets.

(b)	Listed on the NASDAQ Stock Market, Inc.
(c)	Listed on the New York Stock Exchange.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended June 30, 2023.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
REIT: Real Estate Investment Trust
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series I — DWS Global Small Cap VIP	| 7

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2023 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$1,766,485	$—	$1,766,485
Belgium	—	119,432	—	119,432
Canada	401,018	—	—	401,018
Denmark	—	203,573	—	203,573
Finland	—	308,484	—	308,484
France	—	1,630,723	—	1,630,723
Germany	152,922	1,642,822	—	1,795,744
Ireland	—	664,022	—	664,022
Italy	—	1,906,019	—	1,906,019
Japan	—	3,735,600	—	3,735,600
Jersey	93,790	—	—	93,790
Korea	—	2,874,294	—	2,874,294
Malta	—	352,846	—	352,846
Norway	—	219,735	—	219,735
Portugal	—	254,136	—	254,136
Puerto Rico	377,403	—	—	377,403
Singapore	404,022	—	—	404,022
Spain	—	308,270	—	308,270
Sweden	—	548,130	—	548,130
Switzerland	—	1,484,553	—	1,484,553
United Kingdom	1,265,253	4,541,306	—	5,806,559
United States	35,169,377	—	—	35,169,377
Short-Term Investments (a)	2,361,633	—	—	2,361,633
Total	$40,225,418	$22,560,430	$—	$62,785,848

(a)	See Investment Portfolio for additional detailed categorizations.
The accompanying notes are an integral part of the financial statements.

8 |	Deutsche DWS Variable Series I — DWS Global Small Cap VIP

Statement of Assets and Liabilities
Statement of Operations

as of June 30, 2023 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $48,988,821) — including $1,245,207 of securities loaned	$60,424,215
Investment in DWS Government & Agency Securities Portfolio (cost $1,307,200)*	1,307,200
Investment in DWS Central Cash Management Government Fund (cost $1,054,433)	1,054,433
Cash	312
Foreign currency, at value (cost $77,425)	77,860
Receivable for investments sold	3,938
Receivable for Fund shares sold	1,126
Dividends receivable	96,076
Interest receivable	9,491
Foreign taxes recoverable	53,300
Other assets	585
Total assets	63,028,536
Liabilities
Payable upon return of securities loaned	1,307,200
Payable for Fund shares redeemed	25,578
Accrued management fee	28,733
Accrued Trustees' fees	1,259
Other accrued expenses and payables	64,786
Total liabilities	1,427,556
Net assets, at value	$61,600,980
Net Assets Consist of
Distributable earnings (loss)	12,448,710
Paid-in capital	49,152,270
Net assets, at value	$61,600,980
Net Asset Value
Class A
Net Asset Value, offering and redemption price per share ($59,853,733 ÷ 6,366,715 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$9.40
Class B
Net Asset Value, offering and redemption price per share ($1,747,247 ÷ 195,631 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$8.93

*	Represents collateral on securities loaned.
for the six months ended June 30, 2023 (Unaudited)

Investment Income
Income:
Dividends (net of foreign taxes withheld of $43,157)	$639,989
Income distributions — DWS Central Cash Management Government Fund	13,097
Securities lending income, net of borrower rebates	33,388
Total income	686,474
Expenses:
Management fee	236,940
Administration fee	28,729
Services to shareholders	770
Record keeping fee (Class B)	290
Distribution service fee (Class B)	2,149
Custodian fee	5,430
Audit fee	19,523
Legal fees	8,601
Tax fees	4,158
Reports to shareholders	15,629
Trustees' fees and expenses	2,324
Other	6,819
Total expenses before expense reductions	331,362
Expense reductions	(84,087)
Total expenses after expense reductions	247,275
Net investment income	439,199
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	671,254
Foreign currency	(15,303)
Payments by affiliates (see Note F)	323
656,274
Change in net unrealized appreciation (depreciation) on:
Investments	5,667,350
Foreign currency	1,323
5,668,673
Net gain (loss)	6,324,947
Net increase (decrease) in net assets resulting from operations	$6,764,146
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series I — DWS Global Small Cap VIP	| 9

Statements of Changes in Net Assets

	Six Months Ended June 30, 2023	Year Ended December 31,
Increase (Decrease) in Net Assets	(Unaudited)	2022
Operations:
Net investment income	$439,199	$712,899
Net realized gain (loss)	656,274	406,586
Change in net unrealized appreciation (depreciation)	5,668,673	(20,461,356)
Net increase (decrease) in net assets resulting from operations	6,764,146	(19,341,871)
Distributions to shareholders:
Class A	(859,286)	(11,569,665)
Class B	(21,478)	(354,576)
Total distributions	(880,764)	(11,924,241)
Fund share transactions:
Class A
Proceeds from shares sold	782,731	2,345,624
Reinvestment of distributions	859,286	11,569,665
Payments for shares redeemed	(4,105,021)	(6,151,401)
Net increase (decrease) in net assets from Class A share transactions	(2,463,004)	7,763,888
Class B
Proceeds from shares sold	13,657	107,878
Reinvestment of distributions	21,478	354,576
Payments for shares redeemed	(106,625)	(380,512)
Net increase (decrease) in net assets from Class B share transactions	(71,490)	81,942
Increase (decrease) in net assets	3,348,888	(23,420,282)
Net assets at beginning of period	58,252,092	81,672,374
Net assets at end of period	$61,600,980	$58,252,092

Other Information
Class A
Shares outstanding at beginning of period	6,642,956	5,808,696
Shares sold	86,880	249,530
Shares issued to shareholders in reinvestment of distributions	98,429	1,221,718
Shares redeemed	(461,550)	(636,988)
Net increase (decrease) in Class A shares	(276,241)	834,260
Shares outstanding at end of period	6,366,715	6,642,956
Class B
Shares outstanding at beginning of period	203,753	191,764
Shares sold	1,621	10,340
Shares issued to shareholders in reinvestment of distributions	2,588	39,397
Shares redeemed	(12,331)	(37,748)
Net increase (decrease) in Class B shares	(8,122)	11,989
Shares outstanding at end of period	195,631	203,753
The accompanying notes are an integral part of the financial statements.

10 |	Deutsche DWS Variable Series I — DWS Global Small Cap VIP

Financial Highlights
DWS Global Small Cap VIP — Class A
	Six Months Ended 6/30/23	Years Ended December 31,
	(Unaudited)	2022	2021	2020	2019	2018
Selected Per Share Data
Net asset value, beginning of period	$8.52	$13.63	$11.90	$10.24	$8.91	$12.90
Income (loss) from investment operations:
Net investment income[a]	.07	.11	.06	.04	.05	.02
Net realized and unrealized gain (loss)	.94	(3.19)	1.72	1.70	1.82	(2.32)
Total from investment operations	1.01	(3.08)	1.78	1.74	1.87	(2.30)
Less distributions from:
Net investment income	(.08 )	(.06 )	(.05 )	(.08 )	—	(.04 )
Net realized gains	(.05 )	(1.97)	—	—	(.54 )	(1.65)
Total distributions	(.13 )	(2.03)	(.05 )	(.08 )	(.54 )	(1.69)
Net asset value, end of period	$9.40	$8.52	$13.63	$11.90	$10.24	$8.91
Total Return (%)[b]	12.05 ` *	(24.05)	14.94	17.36	21.29	(20.51)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	60	57	79	76	71	63
Ratio of expenses before expense reductions (%)[c]	1.11 **	1.10	1.05	1.10	1.11	1.10
Ratio of expenses after expense reductions (%)[c]	.83 **	.80	.81	.81	.82	.78
Ratio of net investment income (%)	1.49 **	1.11	.43	.38	.54	.21
Portfolio turnover rate (%)	10 *	27	38	9	23	32

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
[c]
Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

*	Not annualized
**	Annualized

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series I — DWS Global Small Cap VIP	| 11

DWS Global Small Cap VIP — Class B
	Six Months Ended 6/30/23	Years Ended December 31,
	(Unaudited)	2022	2021	2020	2019	2018
Selected Per Share Data
Net asset value, beginning of period	$8.08	$13.05	$11.39	$9.81	$8.57	$12.47
Income (loss) from investment operations:
Net investment income (loss)[a]	.05	.08	.02	.01	.03	(.01 )
Net realized and unrealized gain (loss)	.90	(3.05)	1.65	1.62	1.75	(2.24)
Total from investment operations	.95	(2.97)	1.67	1.63	1.78	(2.25)
Less distributions from:
Net investment income	(.05 )	(.03 )	(.01 )	(.05 )	—	—
Net realized gains	(.05 )	(1.97)	—	—	(.54 )	(1.65)
Total distributions	(.10 )	(2.00)	(.01 )	(.05 )	(.54 )	(1.65)
Net asset value, end of period	$8.93	$8.08	$13.05	$11.39	$9.81	$8.57
Total Return (%)[b]	11.80 *	(24.22)	14.65	16.94	21.08	(20.74)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	2	2	3	3	2	2
Ratio of expenses before expense reductions (%)[c]	1.40 **	1.38	1.33	1.39	1.40	1.39
Ratio of expenses after expense reductions (%)[c]	1.11 **	1.09	1.09	1.09	1.09	1.06
Ratio of net investment income (loss) (%)	1.21 **	.80	.15	.10	.27	(.08 )
Portfolio turnover rate (%)	10 *	27	38	9	23	32

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
[c]
Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

12 |	Deutsche DWS Variable Series I — DWS Global Small Cap VIP

Notes to Financial Statements (Unaudited)
A.
Organization and Significant Accounting Policies
Deutsche DWS Variable Series I (the “Trust“) is registered under the Investment Company Act of 1940, as amended (the “1940 Act“), as an open-end management investment company organized as a Massachusetts business trust. The Trust consists of four diversified funds: DWS Capital Growth VIP, DWS Core Equity VIP, DWS CROCI® International VIP and DWS Global Small Cap VIP (individually or collectively hereinafter referred to as a “Fund“ or the “Funds“). These financial statements report on DWS Global Small Cap VIP. The Trust is intended to be the underlying investment vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies (“Participating Insurance Companies“).
Multiple Classes of Shares of Beneficial Interest. The Fund offers two classes of shares (Class A shares and Class B shares). Class B shares are subject to Rule 12b-1 distribution fees under the 1940 Act and recordkeeping fees equal to an annual rate of up to 0.25% and of up to 0.15%, respectively, of the average daily net assets of the Class B shares of the Fund. Class A shares are not subject to such fees.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class (including the applicable 12b-1 distribution fees). Differences in class-level expenses may result in payment of different per share dividends by class. All shares have equal rights with respect to voting subject to class-specific arrangements.
The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.
The Fund’s Board has designated DWS Investment Management Americas, Inc. (the “Advisor”) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Advisor's Pricing Committee (the “Pricing Committee”) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
Equity securities and exchange-traded funds (“ETFs”) are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Equity securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities and ETFs are generally categorized as Level 1. For certain international equity securities, in order to adjust for events which may occur between the close of the foreign exchanges and the close of the New York Stock Exchange, a fair valuation model may be used. This fair valuation model takes into account comparisons to the valuation of American Depository Receipts (ADRs), exchange-traded funds, futures contracts and certain indices and these securities are categorized as Level 2.
Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price

Deutsche DWS Variable Series I — DWS Global Small Cap VIP	| 13

and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.
Securities Lending. Prior to May 1, 2023, Brown Brothers Harriman & Co., served as securities lending agent for the Fund. Effective May 1, 2023, National Financial Services LLC (Fidelity Agency Lending), as securities lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the securities lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the six months ended  June 30, 2023, the Fund invested the cash collateral into a joint trading account in affiliated money market funds, including DWS Government & Agency Securities Portfolio, managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.07% annualized effective rate as of June 30, 2023) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a securities lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.
As of June 30, 2023, the Fund had securities on loan, which were classified as common stocks in the Investment Portfolio. The value of the related collateral exceeded the value of the securities loaned at period end. As of period end, the remaining contractual maturity of the collateral agreements was overnight and continuous.
Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.
Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.
Taxes. The Fund is treated as a separate taxpayer as provided for in the Internal Revenue Code of 1986, as amended (the “Code”). It is the Fund's policy to comply with the requirements of the Code, which are applicable to regulated investment companies, and to distribute all of its taxable income to the separate accounts of the Participating Insurance Companies which hold its shares.
Additionally, the Fund may be subject to taxes imposed by the governments of countries in which it invests and are generally based on income and/or capital gains earned or repatriated, a portion of which may be recoverable. Based upon the current interpretation of the tax rules and regulations, estimated tax liabilities and recoveries on certain foreign securities are recorded on an accrual basis and are reflected as

14 |	Deutsche DWS Variable Series I — DWS Global Small Cap VIP

components of interest income or net change in unrealized gain/loss on investments. Tax liabilities realized as a result of security sales are reflected as a component of net realized gain/loss on investments.
At June 30, 2023, the aggregate cost of investments for federal income tax purposes was $51,404,959. The net unrealized appreciation for all investments based on tax cost was $11,380,889. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $16,334,093 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $4,953,204.
The Fund has reviewed the tax positions for the open tax years as of December 31, 2022 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.
Distribution of Income and Gains. Distributions from net investment income of the Fund, if any, are declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.
The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss, income received from passive foreign investment companies, investments in limited partnerships and the realized tax character on distributions from certain securities. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.
The tax character of current year distributions will be determined at the end of the current fiscal year.
Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis net of foreign withholding taxes. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.
B.
Purchases and Sales of Securities
During the six months ended June 30, 2023, purchases and sales of investment securities (excluding short-term investments) aggregated $5,865,505 and $9,202,653, respectively.
C.
Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.
Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the average daily net assets of the Fund, computed and accrued daily and payable monthly at the annual rate (exclusive of any applicable waivers/reimbursements) of 0.80%.

Deutsche DWS Variable Series I — DWS Global Small Cap VIP	| 15

For the period from January 1, 2023 through April 30, 2023, the Advisor had contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) of each class as follows:
Class A	.80%
Class B	1.09%
Effective May 1, 2023 through April 30, 2024, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) of each class as follows:
Class A	.88%
Class B	1.15%
For the six months ended June 30, 2023, fees waived and/or expenses reimbursed for each class are as follows:
Class A	$81,560
Class B	2,527
$84,087
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee”) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2023, the Administration Fee was $28,729, of which $4,786 is unpaid.
Service Provider Fees. DWS Service Company (“DSC”), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and SS&C GIDS, Inc. (“SS&C”) (name changed from DST Systems, Inc. effective January 1, 2023), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to SS&C. DSC compensates SS&C out of the shareholder servicing fee it receives from the Fund. For the six months ended June 30, 2023, the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at June 30, 2023
Class A	$342	$113
Class B	95	36
	$437	$149
Distribution Service Agreement. DWS Distributors, Inc. (“DDI“), also an affiliate of the Advisor, is the Trust’s Distributor. In accordance with the Master Distribution Plan, DDI receives 12b-1 fees of up to 0.25% of the average daily net assets of Class B shares. Pursuant to the Master Distribution Plan, DDI remits these fees to the Participating Insurance Companies for various costs incurred or paid by these companies in connection with marketing and distribution of Class B shares. For the six months ended June 30, 2023, the Distribution Service Fee aggregated $2,149, of which $357 is unpaid.
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the six months ended June 30, 2023, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders” aggregated $584, of which $33 is unpaid.
Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund and DWS ESG Liquidity Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money

16 |	Deutsche DWS Variable Series I — DWS Global Small Cap VIP

market fund may invest. DWS Central Cash Management Government Fund seeks to maintain a stable net asset value, and DWS ESG Liquidity Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee. To the extent that DWS ESG Liquidity Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund’s assets invested in DWS ESG Liquidity Fund.
D.
Ownership of the Fund
At June 30, 2023, two participating insurance companies were owners of record of 10% or more of the total outstanding Class A shares of the Fund, each owning 63% and 11%, respectively. Two participating insurance companies were owners of record of 10% or more of the total outstanding Class B shares of the Fund, each owning 72% and 12%, respectively.
E.
Line of Credit
The Fund and other affiliated funds (the “Participants”) share in a $375 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at June 30, 2023.
F.
Payments by Affiliates
During the six months ended June 30, 2023, the Advisor agreed to reimburse the Fund $323 for losses incurred on trades executed incorrectly. The amount reimbursed was less than 0.01% of the Fund's average net assets, thus having no impact on the Fund's total return.

Deutsche DWS Variable Series I — DWS Global Small Cap VIP	| 17

Other Information (Unaudited)
Regulatory Update — Tailored Shareholder Report
Effective January 24, 2023, the SEC amended the rules for mutual fund and exchange-traded fund (“ETF”) annual and semi-annual shareholder reports. The amended rules apply to mutual funds and ETFs that are registered on Form N-1A (i.e., open-end funds) and implement a new streamlined disclosure framework requiring “concise and visually engaging” shareholder reports highlighting key information, including a simplified expense presentation, performance information, portfolio holdings and certain fund statistics. The amended rules seek to simplify shareholder reporting by consolidating investor friendly data in one report and moving other data to Form N-CSR, creating a layered disclosure framework. Certain information from the Fund’s current shareholder reports, including the Fund’s investment portfolio, financial statements and financial highlights, will move to Form N-CSR. This information must be available online, delivered free of charge upon request and filed on a semiannual basis on Form N-CSR. Notably, the amended rules will require mutual funds and ETFs to prepare separate individual shareholder reports for each fund share class. The amendments also include a revised definition of “appropriate broad-based securities market index” that will affect performance presentations in the new streamlined reports and mutual fund and ETF prospectuses. The amended rules and related form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of the amended rules and form amendments on the content of the Fund’s current shareholder reports.

18 |	Deutsche DWS Variable Series I — DWS Global Small Cap VIP

Information About Your Fund’s Expenses (Unaudited)
As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include contract charges, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2023 to June 30, 2023).
The tables illustrate your Fund’s expenses in two ways:
—
Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.
—
Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.
Expenses and Value of a $1,000 Investment for the six months ended June 30, 2023

Actual Fund Return	Class A	Class B
Beginning Account Value 1/1/23	$1,000.00	$1,000.00
Ending Account Value 6/30/23	$1,120.50	$1,118.00
Expenses Paid per $1,000*	$4.36	$5.83
Hypothetical 5% Fund Return	Class A	Class B
Beginning Account Value 1/1/23	$1,000.00	$1,000.00
Ending Account Value 6/30/23	$1,020.68	$1,019.29
Expenses Paid per $1,000*	$4.16	$5.56

*
Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios	Class A	Class B
Deutsche DWS Variable Series I — DWS Global Small Cap VIP	.83%	1.11%
For more information, please refer to the Fund’s prospectus.
These tables do not reflect charges and fees (“contract charges”) associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.
For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to the current and hypothetical expense calculators for Variable Insurance Products which can be found at dws.com/calculators.

Deutsche DWS Variable Series I — DWS Global Small Cap VIP	| 19

Liquidity Risk Management
In accordance with Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act of 1940 (the “1940 Act”), your Fund has adopted a liquidity risk management program (the “Program”), and the Board has designated DWS Investment Management Americas, Inc. (“DIMA”) as Program administrator. The Program is designed to assess and manage your Fund’s liquidity risk (the risk that the Fund would be unable to meet requests to redeem shares of the Fund without significant dilution of remaining investors’ interests in the Fund). DIMA has designated a committee (the “Committee”) composed of personnel from multiple departments within DIMA and its affiliates that is responsible for the implementation and ongoing administration of the Program, which includes assessing the Fund’s liquidity risk under both normal and reasonably foreseeable stressed conditions. Under the Program, every investment held by the Fund is classified on a daily basis into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated timeframes in current market conditions without significantly changing the investment’s market value.
In February 2023, as required by the Program and the Liquidity Rule, DIMA provided the Board with an annual written report (the “Report”) addressing the operation of the Program and assessing the adequacy and effectiveness of its implementation during the period from December 1, 2021 through November 30, 2022 (the “Reporting Period”). During the Reporting Period, your Fund was predominately invested in highly liquid investments (investments that the Fund anticipates can be converted to cash within three business days or less in current market conditions without significantly changing their market value). As a result, your Fund is not required to adopt, and has not adopted, a “Highly Liquid Investment Minimum” as defined in the Liquidity Rule. During the Reporting Period, the Fund did not approach the 15% limit imposed by the Liquidity Rule on holdings in illiquid investments (investments that cannot be sold or disposed of in seven days or less in current market conditions without the sale of the investment significantly changing the market value of the investment). Your Fund did not experience any issues meeting investor redemptions at any time during the Reporting Period. In the Report, DIMA stated that it believes the Program has operated adequately and effectively to manage the Fund’s liquidity risk during the Reporting Period. DIMA also reported that there were no material changes made to the Program during the Reporting Period.
Proxy Voting
The Trust’s policies and procedures for voting proxies for portfolio securities and information about how the Trust voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Trust’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

20 |	Deutsche DWS Variable Series I — DWS Global Small Cap VIP

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of DWS Global Small Cap VIP's (the “Fund”) investment management agreement (the “Agreement”) with DWS Investment Management Americas, Inc. (“DIMA”) in September 2022.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
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During the entire process, all of the Fund's Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).
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The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant”).
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The Board also received extensive information throughout the year regarding performance of the Fund.
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The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund's contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.
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In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund's Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group”). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. In 2018, approximately 20% of DWS Group’s shares were sold in an initial public offering, with Deutsche Bank AG owning the remaining shares.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar”), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2021, the Fund’s performance (Class A shares) was in the 2nd quartile, 3rd quartile and 3rd quartile, respectively, of the applicable Morningstar universe (the 1st quartile

Deutsche DWS Variable Series I — DWS Global Small Cap VIP	| 21

being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has underperformed its benchmark in the one-, three- and five-year periods ended December 31, 2021.
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were higher than the median (4th quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2021). The Board noted that the Fund’s Class A shares total (net) operating expenses were expected to be higher than the median (3rd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2021, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses”). The Board also reviewed data comparing each other operational share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to a comparable DWS U.S. registered fund (“DWS Funds”) and considered differences between the Fund and the comparable DWS Fund. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds”) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. In this regard, the Board observed that while the Fund’s current investment management fee schedule does not include breakpoints, the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out” benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance.  The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers and (ii) the

22 |	Deutsche DWS Variable Series I — DWS Global Small Cap VIP

substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

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VS1glosc-3  (R-028377-12 8/23)

(b) Not applicable

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

ITEM 13.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche DWS Variable Series I

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	8/15/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	8/15/2023

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	8/15/2023